UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07445

SEI Asset Allocation Trust

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

c/o CT Corporation

155 Federal Street

Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-342-5734

Date of fiscal year end: March 31, 2018

Date of reporting period: September 30, 2017

Item 1.	Reports to Stockholders.

September 30, 2017

SEMI-ANNUAL REPORT

SEI Asset Allocation Trust

> Defensive Strategy Fund

> Defensive Strategy Allocation Fund

> Conservative Strategy Fund

> Conservative Strategy Allocation Fund

> Moderate Strategy Fund

> Moderate Strategy Allocation Fund

> Aggressive Strategy Fund

> Tax-Managed Aggressive Strategy Fund

> Core Market Strategy Fund

> Core Market Strategy Allocation Fund

> Market Growth Strategy Fund

> Market Growth Strategy Allocation Fund

The Trust files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarter of each fiscal year on Form N-Q within sixty days after the end of the period. The Trust’s Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-800-DIAL-SEI; and (ii) on the Commission’s website at http://www.sec.gov.

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2017

Defensive Strategy Fund

†Percentages are based on total investments.

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS — 100.0%
Fixed Income Funds — 56.0%
SEI Daily Income Trust Short Duration Government Fund, Cl Y	855,235	$8,877
SEI Institutional Managed Trust Conservative Income Fund, Cl Y	455,158	4,552
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	31,202	228
SEI Institutional Managed Trust Real Return Fund, Cl Y	150,495	1,514
SEI Institutional Managed Trust U.S. Fixed Income Fund, Cl Y	178,238	1,818

Total Fixed Income Funds (Cost $17,173) ($ Thousands)		16,989

Multi-Asset Funds — 30.0%
SEI Institutional Managed Trust Multi-Asset Capital Stability Fund, Cl Y	590,806	6,068
SEI Institutional Managed Trust Multi-Asset Income Fund, Cl Y	139,449	1,517
SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund, Cl Y	177,161	1,511

Total Multi-Asset Funds (Cost $9,199) ($ Thousands)		9,096

Equity Funds — 9.0%
SEI Institutional Managed Trust Global Managed Volatility Fund, Cl Y	126,477	1,518
SEI Institutional Managed Trust U.S. Managed Volatility Fund, Cl Y	66,540	1,216

Total Equity Funds (Cost $2,564) ($ Thousands)		2,734

Money Market Fund — 5.0%
SEI Daily Income Trust Government Fund, Cl F, 0.840%**	1,516,875	1,517

Total Money Market Fund (Cost $1,517) ($ Thousands)		1,517

Total Investments — 100.0% (Cost $30,453) ($ Thousands)		$30,336

Percentages are based on Net Assets of $30,333 ($ Thousands).

* Rate shown is the 7-day effective yield as of September 30, 2017.

Cl — Class

As of September 30, 2017, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

As of September 30, 2017, there were no transfers between Level 1 and Level 2 assets and liabilities. As of September 30, 2017, there were no Level 3 securities held during the period.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2017	1

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2017

Defensive Strategy Fund (Concluded)

The following is summary of the transactions with affiliates for the period ended September 30, 2017 ($ Thousands):

	Value 3/31/2017	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 09/30/2017	Dividend Income
SEI Daily Income Trust Short Duration Government Fund, Cl Y	$ 9,803	$ 480	$ (1,379)	$ (8)	$ (19)	$ 8,877	$ 88
SEI Institutional Managed Trust Conservative Income, Cl Y	5,020	220	(688)	—	—	4,552	26
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	252	17	(44)	(1)	4	228	7
SEI Institutional Managed Trust Real Return Fund, Cl Y	1,673	93	(230)	2	(24)	1,514	20
SEI Institutional Managed Trust U.S. Fixed Income Fund, Cl Y	2,011	102	(319)	1	23	1,818	22
SEI Institutional Managed Trust Multi-Asset Capital Stability, Cl Y	6,690	251	(967)	20	74	6,068	—
SEI Institutional Managed Trust Multi-Asset Income Fund, Cl Y	1,672	81	(258)	14	8	1,517	27
SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund, Cl Y	1,672	87	(234)	(5)	(9)	1,511	—
SEI Institutional Managed Trust Global Managed Volatility Fund, Cl Y	1,670	77	(322)	17	76	1,518	—
SEI Institutional Managed Trust U.S. Managed Volatility Fund, Cl Y	1,337	88	(247)	19	19	1,216	11
SEI Daily Income Trust Government Fund, Cl F	1,673	71	(227)	—	—	1,517	5

Totals	$ 33,473	$ 1,567	$ (4,915)	$ 59	$ 152	$ 30,336	$ 206

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

2	SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2017

Defensive Strategy Allocation Fund

†Percentages are based on total investments.

Description	Shares	Market Value ($ Thousands)
AFFILIATED INVESTMENT FUNDS — 100.0%
Equity Funds — 59.9%
SEI Institutional Managed Trust Real Estate Fund, Cl Y	96,975	$1,663
SEI Institutional Managed Trust U.S. Managed Volatility Fund, Cl Y	183,433	3,352

Total Equity Funds (Cost $4,303) ($ Thousands)		5,015

Fixed Income Fund — 40.1%

SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	459,030	3,360

Total Fixed Income Fund (Cost $3,452) ($ Thousands)		3,360

Total Investments — 100.0% (Cost $7,755) ($ Thousands)		$8,375

Percentages are based on Net Assets of $8,374 ($ Thousands).

CI — Class

As of September 30, 2017, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

As of September 30, 2017, there were no transfers between Level 1 and Level 2 assets and liabilities. As of September 30, 2017, there were no Level 3 securities held during the period.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The following is summary of the transactions with affiliates for the period ended September 30, 2017 ($ Thousands):

Security Description	Value 03/31/2017	Purchases at Cost	Proceeds from Sales*	Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 09/30/2017	Dividend Income
SEI Institutional Managed Trust Real Estate Fund, Cl Y	$ 1,672	$ 251	$ (240)	$ (27)	$ 7	$ 1,663	$ 28
SEI Institutional Managed Trust U.S. Managed Volatility Fund, CI Y	3,327	189	(266)	9	93	3,352	29
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	3,344	215	(240)	(17)	58	3,360	100

Totals	$ 8,343	$ 655	$ (746)	$ (35)	$ 158	$ 8,375	$ 157

* Includes amounts related to capital gain distributions. Had the amounts not been included the total proceeds from sales would have been $(772).

The accompanying notes are an integral part of the financial statements.

SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2017	3

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2017

Conservative Strategy Fund

† Percentages are based on total investments.

Description	Shares	Market Value ($Thousands)
AFFILIATED INVESTMENT FUNDS — 100.0%

Fixed Income Funds — 51.0%
SEI Daily Income Trust Short Duration Government Fund, Cl Y	1,285,252	$13,341
SEI Daily Income Trust Ultra Short Duration Bond Fund, Cl Y	400,501	3,745
SEI Institutional International Trust Emerging Markets Debt Fund, Cl Y	265,784	2,809
SEI Institutional Managed Trust Conservative Income Fund, Cl Y	936,013	9,360
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	481,715	3,526
SEI Institutional Managed Trust Real Return Fund, Cl Y	371,207	3,735
SEI Institutional Managed Trust U.S. Fixed Income Fund, Cl Y	1,100,696	11,227

Total Fixed Income Funds (Cost $48,009) ($ Thousands)		47,743

Multi-Asset Funds — 31.0%
SEI Institutional Managed Trust Multi-Asset Accumulation Fund, Cl Y	278,832	2,805
SEI Institutional Managed Trust Multi-Asset Capital Stability Fund, Cl Y	1,548,209	15,900
SEI Institutional Managed Trust Multi-Asset Income Fund, Cl Y	516,000	5,614
SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund, Cl Y	546,643	4,663

Total Multi-Asset Funds (Cost $29,131) ($ Thousands)		28,982

Equity Funds — 18.0%
SEI Institutional Managed Trust Global Managed Volatility Fund, Cl Y	858,623	10,303
SEI Institutional Managed Trust U.S. Managed Volatility Fund, Cl Y	359,396	6,566

Total Equity Funds (Cost $15,489) ($ Thousands)		16,869

Total Investments — 100.0% (Cost $92,629) ($ Thousands)		$93,594

Percentages are based on Net Assets of $93,580 ($ Thousands).

Cl — Class

As of September 30, 2017, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

As of September 30, 2017, there were no transfers between Level 1 and Level 2 assets and liabilities. As of September 30, 2017, there were no Level 3 securities held during the period.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements

4	SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2017

The following is summary of the transactions with affiliates for the period ended September 30, 2017 ($ Thousands):

Security Description	Value 03/31/2017	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 09/30/2017	Dividend Income
SEI Daily Income Trust Short-Duration Government Fund, Cl Y	$13,393	$922	$(936)	$(3)	$(35)	$13,341	$122
SEI Daily Income Trust Ultra Short Duration Bond Fund, Cl Y	3,758	259	(276)	1	3	3,745	28
SEI Institutional International Trust Emerging Markets Debt Fund, CI Y	2,795	186	(339)	9	158	2,809	20
SEI Institutional Managed Trust Conservative Income, Cl Y	9,392	635	(667)	—	—	9,360	52
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	3,527	291	(335)	(5)	48	3,526	103
SEI Institutional Managed Trust Real Return Fund, Cl Y	3,757	273	(243)	2	(54)	3,735	44
SEI Institutional Managed Trust U.S. Fixed Income Fund, Cl Y	11,279	888	(1,072)	19	113	11,227	123
SEI Institutional Managed Trust Multi-Asset Accumulation Fund, Cl Y	2,812	212	(342)	—	123	2,805	—
SEI Institutional Managed Trust Multi-Asset Capital Stability fund, CI Y	15,962	988	(1,282)	26	206	15,900	—
SEI Institutional Managed Trust Multi-Asset Income Fund, Cl Y	5,632	399	(494)	38	39	5,614	105
SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund, Cl Y	4,695	300	(295)	(2)	(35)	4,663	—
SEI Institutional Managed Trust Global Managed Volatility Fund, Cl Y	10,304	714	(1,305)	376	214	10,303	—
SEI Institutional Managed Trust U.S. Managed Volatility Fund, Cl Y	6,571	547	(749)	224	(27)	6,566	56

Totals	$93,877	$6,614	$(8,335)	$685	$753	$93,594	$653

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2017	5

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2017

Conservative Strategy Allocation Fund

†Percentages are based on total investments.

Description	Shares	Market Value ($ Thousands)
AFFILIATED INVESTMENT FUNDS — 100.0%
Equity Funds — 66.9%
SEI Institutional Managed Trust Real Estate Fund, Cl Y	550,469	$9,441
SEI Institutional Managed Trust U.S. Managed Volatility Fund, Cl Y	1,065,490	19,466

Total Equity Funds (Cost $23,768) ($ Thousands)		28,907

Description	Shares	Market Value ($ Thousands)
AFFILIATED INVESTMENT FUNDS (continued)
Fixed Income Fund — 33.1%
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	1,953,176	$14,297

Total Fixed Income Fund (Cost $13,930) ($ Thousands)		14,297

Total Investments — 100.0% (Cost $37,698) ($ Thousands)		$43,204

Percentages are based on Net Assets of $43,202 ($ Thousands).

Cl — Class

As of September 30, 2017, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

As of September 30, 2017, there were no transfers between Level 1 and Level 2 assets and liabilities. As of September 30, 2017, there were no Level 3 securities held during the period.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The following is summary of the transactions with affiliates for the period ended September 30, 2017 ($ Thousands):

Security Description	Value 03/31/2017	Purchases at Cost	Proceeds from Sales*	Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 09/30/2017	Dividend Income
SEI Institutional Managed Trust Real Estate Fund, CI Y	$9,758	$903	$(1,092)	$(105)	$(23)	$9,441	$160
SEI Institutional Managed Trust U.S. Managed Volatility Fund, Cl Y	19,900	917	(1,943)	71	521	19,466	174
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	14,637	809	(1,328)	(67)	246	14,297	430

Totals	$44,295	$2,629	$(4,363)	$(101)	$744	$43,204	$764

*Includes amounts related to capital gain distributions. Had the amounts not been included the total proceeds from sales would have been $(4,510).

The accompanying notes are an integral part of the financial statements.

6	SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2017

Moderate Strategy Fund

†Percentages are based on total investments.

Description	Shares	Market Value ($ Thousands)
AFFILIATED INVESTMENT FUNDS — 100.0%

Fixed Income Funds — 36.0%
SEI Daily Income Trust Short Duration Government Fund, Cl Y	1,325,763	$13,761
SEI Daily Income Trust Ultra Short Duration Bond Fund, Cl Y	679,226	6,351
SEI Institutional International Trust Emerging Markets Debt Fund, Cl Y	601,896	6,362
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	1,306,497	9,564
SEI Institutional Managed Trust Real Return Fund, Cl Y	629,771	6,336
SEI Institutional Managed Trust U.S. Fixed Income Fund, Cl Y	3,320,819	33,872

Total Fixed Income Funds (Cost $78,004) ($ Thousands)		76,246

Multi-Asset Funds — 35.0%
SEI Institutional Managed Trust Multi-Asset Accumulation Fund, Cl Y	3,154,105	31,730
SEI Institutional Managed Trust Multi-Asset Capital Stability Fund, Cl Y	2,060,366	21,160
SEI Institutional Managed Trust Multi-Asset Income Fund, Cl Y	972,445	10,580
SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund, Cl Y	1,236,062	10,544

Total Multi-Asset Funds (Cost $75,351) ($ Thousands)		74,014

Equity Funds — 29.0%
SEI Institutional Managed Trust Global Managed Volatility Fund, Cl Y	2,649,950	31,799
SEI Institutional Managed Trust Large Cap Fund, Cl Y	579,982	8,503
SEI Institutional Managed Trust U.S. Managed Volatility Fund, Cl Y	1,160,367	21,200

Total Equity Funds (Cost $50,710) ($ Thousands)		61,502

Total Investments -100.0% (Cost $204,065) ($ Thousands)		$211,762

Percentages are based on Net Assets of $211,726 ($ Thousands).

CI — Class

For the year ended September 30, 2017, the total amount of all open forward foreign currency contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

As of September 30, 2017, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

As of September 30, 2017, there were no transfers between Level 1 and Level 2 assets and liabilities. As of September 30, 2017, there were no Level 3 securities held during the period.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements

SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2017	7

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2017

Moderate Strategy Fund (Concluded)

The following is summary of the transactions with affiliates for the period ended September 30, 2017 ($ Thousands):

Security Description	Value 03/31/2017	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 09/30/2017	Dividend Income
SEI Daily Income Trust Short-Duration Government Fund, Cl Y	$14,324	$313	$(836)	$(4)	$(36)	$13,761	$130
SEI Daily Income Trust Ultra Short Duration Bond Fund, Cl Y	6,609	133	(398)	1	6	6,351	49
SEI Institutional International Trust Emerging Markets Debt Fund, Cl Y	6,559	187	(775)	(61)	452	6,362	48
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	9,952	419	(928)	(22)	143	9,564	288
SEI Institutional Managed Trust Real Return Fund, Cl Y	6,603	176	(353)	3	(93)	6,336	78
SEI Institutional Managed Trust U.S. Fixed Income Fund, Cl Y	35,270	958	(2,776)	54	366	33,872	383
SEI Institutional Managed Trust Multi-Asset Accumulation Fund, Cl Y	32,962	622	(3,286)	(21)	1,453	31,730	—
SEI Institutional Managed Trust Multi-Asset Capital Stability Fund, Cl Y	21,988	213	(1,361)	29	291	21,160	—
SEI Institutional Managed Trust Multi-Asset Income Fund, Cl Y	11,002	276	(849)	17	134	10,580	202
SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund, CI Y	11,004	264	(634)	(68)	(22)	10,544	—
SEI Institutional Managed Trust Global Managed Volatility Fund, Cl Y	32,959	353	(3,398)	990	895	31,799	—
SEI Institutional Managed Trust Large Cap Fund, Cl Y	8,796	234	(1,192)	180	485	8,503	49
SEI Institutional Managed Trust U.S. Managed Volatility Fund, Cl Y	22,013	359	(1 ,814)	807	(165)	21,200	190

Totals	$220,041	$4,507	$(18,600)	$1,905	$3,909	$211,762	$1,417

Amounts designated as “—“ are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

8	SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2017

Moderate Strategy Allocation Fund

†Percentages are based on total investments.

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS – 100.0%

Equity Funds – 82.0%
SEI Institutional lnternational Trust lnternational Equity Fund, Cl Y	762,122	$8,620
SEI Institutional Managed Trust Real Estate Fund, Cl Y	500,975	8,592
SEI Institutional Managed Trust Tax-Managed Large Cap Fund, Cl Y	713,740	17,222
SEI Institutional Managed Trust U.S. Managed Volatility Fund, Cl Y	2,404,630	43,932

Total Equity Funds (Cost $54,135) ($ Thousands)		78,366

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS (continued)

Fixed Income Fund – 18.0%
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	2,356,903	$17,253

Total Fixed Income Fund (Cost $17,460) ($ Thousands)		17,253

Total Investments — 100.0% (Cost $71,595) ($ Thousands)		$95,619

Percentages are based on Net Assets of $95,607 ($ Thousands).

CI — Class

As of September 30, 2017, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

As of September 30, 2017, there were no transfers between Level 1 and Level 2 assets and liabilities.

As of September 30, 2017, there were no Level 3 securities held during the period.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The following is summary of the transactions with affiliates for the period ended September 30, 2017 ($ Thousands):

Security Description	Value 03/31/2017	Purchases at Cost	Proceeds from Sales*	Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 09/30/2017	Dividend Income
SEI Institutional International Trust International Equity Fund, CI Y	$8,409	$455	$(1,297)	$104	$949	$8,620	$—
SEI Institutional Managed Trust Real Estate Fund, Cl Y	8,504	1,227	(1,022)	(99)	(18)	8,592	143
SEI Institutional Managed Trust Tax-Managed Large Cap Fund, CI Y	16,920	644	(1,555)	153	1,060	17,222	92
SEI Institutional Managed Trust U.S. Managed Volatility Fund, CI Y	43,203	2,198	(2,793)	76	1,248	43,932	382
SEI Institutional Managed Trust High Yield Bond Fund, CI Y	16,985	1,482	(1,425)	(87)	298	17,253	514

Totals	$94,021	$6,006	$(8,092)	$147	$3,537	$95,619	$1,131

* Includes amounts related to capital gain distributions. Had the amounts not been included the total proceeds from sales would have been $(8,225).

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2017	9

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2017

Aggressive Strategy Fund

†Percentages are based on total investments.

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS – 100.0%
Equity Funds – 63.2%
SEI Institutional lnternational Trust Emerging Markets Equity Fund, Cl Y	1,403,486	$17,333
SEI Institutional lnternational Trust lnternational Equity Fund, Cl Y	4,665,414	52,766
SEI Institutional Managed Trust Dynamic Asset Allocation Fund, Cl Y	1,662,157	20,145
SEI Institutional Managed Trust Large Cap Fund, Cl Y	3,615,002	52,996
SEI Institutional Managed Trust Small Cap Fund, Cl Y	1,155,909	15,385

Total Equity Funds (Cost $133,969) ($ Thousands)		158,625

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS (continued)
Multi-Asset Fund – 19.9%
SEI Institutional Managed Trust Multi-Asset Accumulation Fund, Cl Y	4,965,842	$49,956

Total Multi-Asset Fund (Cost $50,433) ($ Thousands)		49,956

Fixed Income Funds – 16.9%
SEI Institutional lnternational Trust Emerging Markets Debt Fund, Cl Y	1,410,683	14,911
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	2,065,729	15,121
SEI Institutional Managed Trust U.S. Fixed Income Fund, Cl Y	1,225,354	12,499

Total Fixed Income Funds (Cost $42,318) ($ Thousands)		42,531

Total Investments – 100.0% (Cost $226,720) ($ Thousands)		$251,112

Percentages are based on Net Assets of $251,049($ Thousands).

Cl — Class

As of September 30, 2017, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

As of September 30, 2017, there were no transfers between Level 1 and Level 2 assets and liabilities. As of September 30, 2017, there were no Level 3 securities held during the period.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in Notes to financial Statements

The following is summary of the transactions with affiliates for the period ended September 30, 2017 ($ Thousands):

Security Description	Value 03/31/2017	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 09/30/2017	Dividend Income
SEI Institutional lnternational Trust Emerging Markets Equity Fund, Cl Y	$17,589	$201	$(3,022)	$477	$2,088	$17,333	$—
SEI Institutional lnternational Trust International Equity Fund, Cl Y	52,835	512	(7,018)	1,814	4,623	52,766	—
SEI Institutional Managed Trust Dynamic Asset Allocation Fund, Cl Y	20,104	159	(1,504)	228	1,158	20,145	—
SEI Institutional Managed Trust Large Cap Fund, Cl Y	52,610	832	(4,528)	1,377	2,705	52,996	298
SEI Institutional Managed Trust Small Cap Fund, Cl Y	15,165	704	(1,276)	324	468	15,385	—
SEI Institutional Managed Trust Multi-Asset Accumulation Fund, Cl Y	50,445	547	(3,258)	159	2,063	49,956	—
SEI Institutional lnternational Trust Emerging Markets Debt Fund, Cl Y	15,071	263	(1,334)	119	792	14,911	111
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	15,200	550	(816)	78	109	15,121	448
SEI Institutional Managed Trust U.S. Fixed Income Fund, Cl Y	12,650	370	(673)	7	145	12,499	140

Totals	$251,669	$4,138	$(23,429)	$4,583	$14,151	$251,112	$997

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

10	SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2017

Tax-Managed Aggressive Strategy Fund

†Percentages are based on total investments.

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS — 100.0%

Equity Funds — 88.0%
SEI Institutional lnternational Trust Emerging Markets Equity Fund, Cl Y	116,044	$1,433
SEI Institutional International Trust International Equity Fund, Cl Y	1,017,843	11,512
SEI Institutional Managed Trust Tax-Managed Large Cap Fund, Cl Y *	1,669,422	40,283
SEI Institutional Managed Trust Tax-Managed Small/Mid Cap Fund, Cl Y	455,814	10,078

Total Equity Funds (Cost $37,537) ($ Thousands)		63,306

Fixed Income Funds — 12.0%
SEI Institutional lnternational Trust Emerging Markets Debt Fund, Cl Y	269,614	2,850

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS (continued)
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	785,100	$5,747

Total Fixed Income Funds (Cost $8,538) ($ Thousands)		8,597

Total Investments — 100.0% (Cost $46,075) ($ Thousands)		$71,903

Percentages are based on Net Assets of $71,891($ Thousands).

Cl — Class

* The Fund’s investment in the SEI Institutional Managed Trust Tax-Managed Large Cap Fund, Class Y represents greater than 50% of the Fund’s total investments. The SEI Institutional Managed Trust Tax-Managed Large Cap Fund seeks to provide high long-term after-tax returns. For further financial information, available upon request at no charge, on the SEI Institutional Managed Trust Tax-Managed Large Cap Fund please go to the Securities Exchange Commission’s website at http://www.sec.gov or call 1-800-DIAL-SEI.

As of September 30, 2017, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurement and disclosure under U.S. GAAP.

As of September 30, 2017, there were no transfers between Level 1 and Level 2 assets and liabilities. As of September 30, 2017, there were no Level 3 securities held during the period.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The following is summary of the transactions with affiliates for the period ended September 30, 2017 ($ Thousands):

Security Description	Value 03/31/2017	Purchases at Cost	Proceeds from Sales	Realized Gain	Change in Unrealized Apreciation	Value 09/30/2017	Dividend Income
SEI Institutional lnternational Trust Emerging Markets Equity Fund, CI Y	$1,297	$77	$(137)	$37	$159	$1,433	$ —
SEI Institutional lnternational Trust International Equity Fund, Cl Y	10,387	508	(692)	283	1,026	11 ,512	—
SEI Institutional Managed Trust Tax Managed Large Cap Fund, Cl Y	36,206	2,274	(863)	557	2,109	40,283	198
SEI Institutional Managed Trust Tax-Managed Small/Mid Cap Fund, Cl Y	9,123	620	(307)	209	433	10,078	11
SEI Institutional lnternational Trust Emerging Markets Debt Fund, CI Y	2,591	233	(135)	12	149	2,850	20
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	5,216	586	(121)	4	62	5,747	160

Totals	$64,820	$4,298	$(2,255)	$1,102	$3,938	$71,903	$389

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2017	11

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2017

Core Market Strategy Fund

†Percentages are based on total investments.

Description	Shares	Market Value ($ Thousands)
AFFILIATED INVESTMENT FUNDS — 100.0%

Fixed Income Funds — 34.9%
SEI Institutional lnternational Trust Emerging Markets Debt Fund, Cl Y	507,699	$5,366
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	744,720	5,451
SEI Institutional Managed Trust U.S. Fixed Income Fund, Cl Y	2,640,089	26,929

Total Fixed Income Funds (Cost $37,219) ($ Thousands)		37,746

Multi-Asset Funds — 32.8%
SEI Institutional Managed Trust Multi-Asset Accumulation Fund, Cl Y	2,136,787	21,496
SEI Institutional Managed Trust Multi-Asset Income Fund, Cl Y	497,722	5,415
SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund, Cl Y	1,011,118	8,625

Total Multi-Asset Funds (Cost $36,116) ($ Thousands)		35,536

Description	Shares	Market Value ($ Thousands)
AFFILIATED INVESTMENT FUNDS (continued)

Equity Funds — 32.3%
SEI Institutional lnternational Trust Emerging Markets Equity Fund, Cl Y	260,535	$3,218
SEI Institutional lnternational Trust lnternational Equity Fund, Cl Y	963,504	10,897
SEI Institutional Managed Trust Dynamic Asset Allocation Fund, Cl Y	450,971	5,466
SEI Institutional Managed Trust Large Cap Fund, Cl Y	822,020	12,051
SEI Institutional Managed Trust Small Cap Fund, Cl Y	251,095	3,342

Total Equity Funds (Cost $28,138) ($ Thousands)		34,974

Total Investments — 100.0% (Cost $101,473) ($ Thousands)		$108,256

Percentages are based on Net Assets of $108,237($ Thousands).

Cl — Class

As of September 30, 2017, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

As of September 30, 2017, there were no transfers between Level 1 and Level 2 assets and liabilities. As of September 30, 2017, there were no Level 3 securities held during the period.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements

The following is summary of the transactions with affiliates for the period ended September 30, 2017 ($ Thousands):

Security Description	Value 03/31/2017	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 09/30/2017	Dividend Income
SEI Institutional lnternalional Trust Emerging Markets Debt Fund, Cl Y	$5,332	$133	$(421)	$(4)	$326	$5,366	$39
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	5,345	286	(247)	1	66	5,451	159
SEI Institutional Managed Trust U.S. Fixed Income Fund, Cl Y	26,658	897	(944)	(30)	348	26,929	296
SEI Institutional Managed Trust Multi-Asset Accumulation Fund, Cl Y	21,385	460	(1,300)	(51)	1,002	21,496	—
SEI Institutional Managed Trust Multi-Asset Income Fund, Cl Y	5,319	226	(204)	1	73	5,415	101
SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund, CI Y	8,484	486	(276)	(49)	(20)	8,625	—
SEI Institutional lnternational Trust Emerging Markets Equity Fund, Cl Y	3,204	55	(509)	61	407	3,218	—
SEI Institutional International Trust International Equity Fund, Cl Y	10,679	146	(1,233)	129	1,176	10,897	—
SEI Institutional Managed Trust Dynamic Asset Allocation Fund, Cl Y	5,301	141	(346)	29	341	5,466	—
SEI Institutional Managed Trust Large Cap Fund, Cl Y	11,623	396	(882)	(8)	922	12,051	66
SEI Institutional Managed Trust Small Cap Fund, Cl Y	3,201	240	(271)	—	172	3,342	—

Totals	$106,531	$3,466	$(6,633)	$79	$4,813	$108,256	$661

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

12	SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2017

Core Market Strategy Allocation Fund

†Percentages	are based on total investments.

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS – 100.0%
Equity Funds – 88.0%
SEI Institutional lnternational Trust Emerging Markets Equity Fund, Cl Y	45,882	$567
SEI Institutional lnternational Trust International Equity Fund, Cl Y	400,714	4,532
SEI Institutional Managed Trust Tax-Managed Large Cap Fund, Cl Y*	657,326	15,861
SEI Institutional Managed Trust Tax-Managed Small/Mid Cap Fund, Cl Y	179,250	3,963

Total Equity Funds (Cost $15,835) ($ Thousands)		24,923

Fixed Income Funds – 12.0%
SEI Institutional lnternational Trust Emerging Markets Debt Fund, Cl Y	107,189	1,133

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS (continued)
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	309,582	$2,266

Total Fixed Income Funds (Cost $3,360) ($ Thousands)		3,399

Total Investments –100.0% (Cost $19,195) ($ Thousands)		$28,322

Percentages are based on Net Assets of $28,318($ Thousands).

Cl — Class

* The Fund’s investment in the SEl Institutional Managed Trust Tax-Managed Large Cap Fund, Class Y represents greater than 50% of the Fund’s total investments. The SEl lnstitutional Managed Trust Tax-Managed Large Cap Fund seeks to provide high long-term after-tax returns. For further financial information, available upon request at no charge, on the SEl lnstitutional Managed Trust Tax-Managed Large Cap Fund please go to the Securities Exchange Commission’s website at http://www.sec.gov or call 1-800-DIAL-SEI.

As of September 30, 2017, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

As of September 30, 2017, there were no transfers between Level 1 and Level 2 assets and liabilities. As of September 30, 2017, there were no Level 3 securities held during the period.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in Notes to financial Statements.

The following is summary of the transactions with affiliates for the period ended September 30, 2017 ($ Thousands):

Security Description	Value 03/31/2017	Purchases at Cost	Proceeds from Sales	Realized Gain	Change in Unrealized Appreciation/ (Depreciation)	Value 09/30/2017	Dividend Income
SEl lnstitutional lnternational Trust Emerging Markets Equity Fund, Cl Y	$536	$40	$(89)	$4	$76	$567	$—
SEl lnstitutional lnternational Trust lnternational Equity Fund, Cl Y	4,297	271	(569)	13	520	4,532	—
SEl lnstitutional Managed Trust Tax-Managed Large Cap Fund, Cl Y	15,117	814	(1,154)	19	1,065	15,861	82
SEl lnstitutional Managed Trust Tax-Managed Small/Mid Cap Fund, CI Y	3,798	261	(357)	9	252	3,963	5
SEl lnstitutional lnternational Trust Emerging Markets Debt Fund, CI Y	1,069	114	(116)	(3)	69	1,133	8
SEl lnstitutional Managed Trust High Yield Bond Fund, Cl Y	2,170	286	(217)	(19)	46	2,266	65

Totals	$26,987	$1,786	$(2,502)	$23	$2,028	$28,322	$160

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2017	13

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2017

Market Growth Strategy Fund

†Percentages are based on total investments.

Description	Shares	Market Value ($Thousands)

AFFILIATED INVESTMENT FUNDS — 100.0%
Equity Funds — 44.3%
SEI Institutional lnternational Trust Emerging Markets Equity Fund, Cl Y	966,807	$11,940
SEI Institutional lnternational Trust lnternational Equity Fund, Cl Y	4,037,470	45,664
SEI Institutional Managed Trust Dynamic Asset Allocation Fund, Cl Y	1,506,501	18,259
SEI Institutional Managed Trust Large Cap Fund, Cl Y	3,326,193	48,762
SEI Institutional Managed Trust Small Cap Fund, Cl Y	694,797	9,247

Total Equity Funds (Cost $113,048) ($Thousands)		133,872

Multi-Asset Funds — 31.8%
SEI Institutional Managed Trust Multi-Asset Accumulation Fund, Cl Y	5,964,488	60,003
SEI Institutional Managed Trust Multi-Asset Income Fund, Cl Y	1,111,996	12,098
SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund, Cl Y	2,823,861	24,088

Total Multi-Asset Funds (Cost $99,923) ($Thousands)		96,189

Fixed Income Funds — 23.9%
SEI Institutional lnternational Trust Emerging Markets Debt Fund, Cl Y	1,413,751	14,944
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	2,078,562	15,215
SEI Institutional Managed Trust U.S. Fixed Income Fund, Cl Y	4,128,743	42,113

Total Fixed Income Funds (Cost $71,985) ($Thousands)		72,272

Total Investments -100.0% (Cost $284,956) ($Thousands)		$302.333

Percentages are based on Net Assets of $302,268($ Thousands).

Cl — Class

As of September 30,2017, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

As of September 30, 2017, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurement and disclosure under U.S. GAAP.

As of September 30, 2017, there were no transfers between Level 1 and Level 2 assets and liabilities. As of September 30, 2017, there were no Level 3 securities held during the period.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements

14	SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2017

The following is summary of the transactions with affiliates for the period ended September 30, 2017 ($ Thousands):

Security Description	Value 03/31/2017	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 09/30/2017	Dividend Income
SEI Institutional lnternational Trust Emerging Markets Equity Fund, CI Y	$ 12,050	$191	$ (2,059)	$ 269	$ 1,489	$ 11,940	$ —
SEI Institutional lnternational Trust International Equity Fund, Cl Y	45,272	423	(5,543)	1,451	4,061	45,664	—
SEI Institutional Managed Trust Dynamic Asset Allocation Fund , Cl Y	18 ,099	200	(1,289)	191	1,058	18 ,259	—
SEI Institutional Managed Trust Large Cap Fund, Cl Y	48,072	894	(3,944)	1,196	2,544	48,762	272
SEI Institutional Managed Trust Small Cap Fund, Cl Y	9,055	439	(724)	98	379	9,247	—
SEI Institutional Managed Trust Multi-Asset Accumulation Fund, Cl Y	60,401	911	(3,971)	173	2,489	60,003	—
SEI Institutional Managed Trust Multi-Asset Income Fund, Cl Y	12,069	347	(487)	12	157	12,098	227
SEI Institutional Managed Trust Multi-Asset Inflation Managed fund, CI Y	23,893	1,102	(714)	3	(196)	24,088	—
SEI Institutional lnternational Trust Emerging Markets Debt Fund, CI Y	15,042	342	(1,348)	217	691	14,944	112
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	15,135	638	(745)	18	169	15,215	448
SEI Institutional Managed Trust U.S. Fixed Income Fund, Cl Y	42,249	977	(1,615)	31	471	42,113	468

Totals	$ 301,337	$ 6,464	$ (22,439)	$ 3,659	$ 13,312	$ 302,333	$ 1,527

Amounts designated as “ —” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2017	15

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2017

Market Growth Strategy Allocation Fund

†	Percentages are based on total investments.

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS — 100.0%
Equity Funds — 88.1%
SEI Institutional International Trust Emerging Markets Equity Fund, Cl Y	211,164	$2,608
SEI Institutional International Trust lnternational Equity Fund, Cl Y	1,873,657	21,191
SEI Institutional Managed Trust Tax-Managed Large Cap Fund, Cl Y*	3,091,299	74,593
SEI Institutional Managed Trust Tax-Managed Small/Mid Cap Fund, Cl Y	849,575	18,784

Total Equity Funds (Cost $69,615) ($ Thousands)		117,176

Fixed Income Funds — 11.9%
SEI Institutional International Trust Emerging Markets Debt Fund, Cl Y	492,722	5,208

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS (continued)
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	1,449,009	$10,607

Total Fixed Income Funds (Cost $15,788) ($Thousands)		15,815

Total Investments — 100.0% (Cost $85,403) ($ Thousands)		$132,991

Percentages are based on Net Assets of $132,968 ($ Thousands).

Cl — Class

* The Fund’s investment in the SEI Instituational Managed Trust Tax-Managed Large Cap Fund, Class Y represents greater than 50% of the Fund’s total investments. The SEI Institutional Managed Trust Tax-Managed Large Cap Fund seeks to provide high long-term after-tax returns. For further financial information, available upon request at no charge, on the SEI Institutional Managed Trust Tax-Managed Large Cap Fund please go to the Securities Exchange Commission’s website at http://www.sec.gov or call 1-800-DIAL-SEI.

As of September 30, 2017, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

As of September 30, 2017, there were no transfers between Level 1 and Level 2 assets and liabilities. As of September 30, 2017, there were no Level 3 securities held during the period.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The following is summary of the transactions with affiliates for the period ended September 30, 2017 ($ Thousands):

Security Description	Value 03/31/2017	Purchases at Cost	Proceeds from Sales	Realized Gain	Change in Unrealized Appreciation	Value 09/30/2017	Dividend Income
SEI Institulional lnternational Trust Emerging Markets Equity Fund, CI Y	$ 2,570	$ 51	$ (390)	$ 82	$ 295	$ 2,608	$ —
SEI Institutional lnternational Trust lnternational Equity Fund, Cl Y	20,595	343	(2,258)	843	1,668	21,191	—
SEI Institutional Managed Trust Tax-Managed Large Cap Fund, Cl Y	71,729	1,711	(3,944)	2,513	2,584	74,593	385
SEI Institulional Managed Trust Tax-Managed Small/Mid Cap Fund, Cl Y	18,068	881	(1,386)	921	300	18,784	22
SEI Institutional International Trust Emerging Markets Debt Fund, CI Y	5,140	263	(507)	37	275	5,208	38
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	10,347	712	(579)	8	119	10,607	308

Totals	$ 128,449	$ 3,961	$ (9,064)	$ 4,404	$ 5,241	$ 132,991	$ 753

Amounts designated as “ — ” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

16	SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2017

(This page intentionally left blank)

STATEMENTS OF ASSETS AND LIABILITIES (Unaudited) ($ Thousands)

September 30, 2017

	Defensive Strategy Fund	Defensive Strategy Allocation Fund	Conservative Strategy Fund		Conservative Strategy Allocation Fund

Assets:
Investments in affiliated funds, at market value †	$30,336	$8,375	$93,594		$43,204
Income distribution receivable from affiliated funds	31	18	101		76
Receivable for investment securities sold	7	3	20		78
Receivable for fund shares sold	5	1	16		—
Receivable from administrator	1	—	5		2
Prepaid expenses	—	2	18		9

Total Assets	30,380	8,399	93,754		43,369

Liabilities:
Payable for investment securities purchased	30	16	99		69
Payable for fund shares redeemed	12	4	33		77
Shareholder servicing fees payable	3	2	12		9
Investment advisory fees payable	2	1	8		4
Distribution fees payable	—	—	3		—
Administrative servicing fees payable	—	—	1		—
Trustees’ fees payable	—	—	—		—
Accrued expenses	—	2	18		8

Total Liabilities	47	25	174		167

Net Assets	$30,333	$8,374	$93,580		$43,202

† Cost of investments in affiliated funds	$30,453	$7,755	$92,629		$37,698

Net Assets:
Paid in Capital (unlimited authorization - no par value)	$32,023	$7,841	$100,572		$37,086
Undistributed Net Investment Income	90	125	291		216
Accumulated net realized galn (loss) on investments	(1,663)	(212)	(8,248)		394
Net unrealized appreciation (depreciation) on investments	(117)	620	965		5,506

Net Assets	$30,333	$8,374	$93,580		$43,202

Net Asset Value, Offering and Redemption Price Per Share — Class F	$9.90	$14.82	$10.66		$13.85
	($29,793,360 ÷	($8,374,320 ÷	($85,666,767 ÷		($43,201,568 ÷
	3,010,225 shares )	565,253 shares)	8,034,497 shares)		3,118,935 shares)

Net Asset Value, Offering and Redemption Price Per Share — Class D	N/A	N/A	$10.65		N/A
			($3,491,876 ÷
			327,910 shares	)

Net Asset Value, Offering and Redemption Price Per Share — Class I	$9.73	N/A	$10.84		N/A
	($539,469 ÷		($4,421,298 ÷
	55,440 shares)		407,838 shares)

Amounts designated as “ — ” are $0 or have been rounded to $0.

N/A - Not applicable. Class D and/or Class I shares currently not offered.

The accompanying notes are an integral part of the financial statements.

18	SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2017

Moderate Strategy Fund	Moderate Strategy Allocation Fund	Aggressive Strategy Fund	Tax-Managed Aggressive Strategy Fund	Core Market Strategy Fund	Core Market Strategy Allocation Fund	Market Growth Strategy Fund	Market Growth Strategy Allocation Fund

$211,762	$95,619	$251,112	$71,903	$108,256	$28,322	$302,333	$132,991
192	92	102	29	104	12	216	55
61	13	9	132	49	24	154	27
19	22	389	—	4	—	19	201
11	5	13	3	5	1	15	7
43	19	49	13	21	6	59	25

212,088	95,770	251,674	72,080	108,439	28,365	302,796	133,306

188	84	480	27	102	11	210	51
73	32	4	129	48	23	161	223
37	20	52	14	22	6	62	27
17	8	21	6	9	2	25	11
3	—	14	—	—	—	8	—
1	—	4	—	—	—	2	—
1	—	1	—	—	—	1	—
42	19	49	13	21	5	59	26

362	163	625	189	202	47	528	338

$211,726	$95,607	$251,049	$71,891	$108,237	$28,318	$302,268	$132,968

$204,065	$71,595	$226,720	$46,075	$101,473	$19,195	$284,956	$85,403

$246,660	$73,180	$292,439	$54,349	$104,672	$18,499	$389,182	$96,223
808	212	35	23	181	11	293	40
(43,439)	(1,809)	(65,817)	(8,309)	(3,399)	681	(104,584)	(10,883)
7,697	24,024	24,392	25,828	6,783	9,127	17,377	47,588

$211,726	$95,607	$251,049	$71,891	$108,237	$28,318	$302,268	$132,968

$12.07	$20.69	$14.76	$20.67	$11.71	$18.75	$12.97	$22.58
($204,777,866 ÷	($95,606,842 ÷	($219,756,099 ÷	($71,891,206 ÷	($108,135,910 ÷	($28,317,610 ÷	($288,030,893 ÷	($132,968,320 ÷
16,966,867 shares)	4,621,383 shares)	14,886,654 shares)	3,477,978 shares)	9,232,132 shares)	1,510,061 shares)	22,207,260 shares)	5,887,734 shares)

$12.04	N/A	$14.62	N/A	N/A	N/A	$12.90	N/A
($3,276,415 ÷		($13,644,692 ÷				($5,635,056 ÷
272,186 shares)		933,504 shares)				436,817 shares)

$12.39	N/A	$14.38	N/A	$12.70	N/A	$12.77	N/A
($3,671,545 ÷		($17,648,413 ÷		($100,676 ÷		($8,601,820 ÷
296,392 shares)		1,227,492 shares)		7,928 shares)		673,344 shares)

SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2017	19

STATEMENTS OF OPERATIONS ($ Thousands)

For the six months ended September 30, 2017 (Unaudited)

	Defensive Strategy Fund	Defensive Strategy Allocation Fund	Conservative Strategy Fund	Conservative Strategy Allocation Fund

Investment Income:
Income distributions from affiliated funds	$206	$157	$653	$764

Expenses
Administration fees	24	6	70	33
Investment advisory fees	16	4	46	22
Shareholder servicing fees — Class F	39	11	107	55
Shareholder servicing fees — Class D	—	—	5	—
Shareholder servicing fees — Class I	1	—	4	—
Trustees’ fees	—	—	1	—
Administrative servicing fees — Class I	1	—	4	—
Distribution fees — Class D	—	—	14	—
Registration fees	4	1	11	5
Printing fees	4	1	11	5
Professional fees	2	1	7	3
Custodian/wire agent fees	1	—	2	1
Chief compliance officer fees	—	—	—	—
Other expenses	—	—	1	1

Total expenses	92	24	283	125

Less:
Administration fees waived	(24)	(6)	(70)	(33)
Reimbursement from administrator	(11)	(3)	(33)	(15)
Waiver of shareholder servicing fees — Class F	(22)	—	(38)	—
Waiver of shareholder servicing fees — Class D	—	—	(2)	—
Waiver of shareholder servicing fees — Class I	—	—	(2)	—

Net Expenses	35	15	138	77

Net Investment Income	171	142	515	687

Net Realized and Unrealized Gain (Loss) from Affiliated Funds:
Net realized gain (loss) from sales of affiliated funds	59	(35)	685	(101)
Net realized loss on foreign currency transactions	(7)	—	(20)	—
Capital gain distributions received from affiliated funds	—	29	—	165
Net change in unrealized appreciation from affiliated funds	152	158	753	744
Net change in unrealized depreciation on foreign currency translation	(2)	—	(5)	—

Net Realized and Unrealized gain from Affiliated Funds	202	152	1,413	808

Net Increase in Net Assets Resulting from Operations	$373	$294	$1,928	$1,495

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

20	SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2017

Moderate Strategy Fund	Moderate Strategy Allocation Fund	Aggressive Strategy Fund	Tax-Managed Aggressive Strategy Fund	Core Market Strategy Fund	Core Market Strategy Allocation Fund	Market Growth Strategy Fund	Market Growth Strategy Allocation Fund

$1,417	$1,131	$997	$389	$661	$160	$1,527	$753

163	73	190	51	81	21	228	98
108	48	127	34	54	14	152	65
262	121	273	85	134	35	360	163
4	—	19	—	—	—	8	—
5	—	24	—	—	—	11	—
2	1	2	—	1	—	2	1
5	—	24	—	—	—	11	—
13	—	58	—	—	—	23	—
27	11	30	7	12	3	36	14
25	11	30	8	13	3	36	15
16	7	19	5	8	2	22	10
6	3	7	2	3	1	8	4
1	—	1	—	—	—	1	—
3	1	2	1	1	—	3	2

640	276	806	193	307	79	901	372

(163)	(73)	(190)	(51)	(81)	(21)	(228)	(98)
(77)	(33)	(89)	(23)	(38)	(9)	(107)	(44)
(42)	—	—	—	—	—	—	—
(1)	—	—	—	—	—	—	—
(1)	—	—	—	—	—	—	—

356	170	527	119	188	49	566	230

1,061	961	470	270	473	111	961	523

1,905	147	4,583	1,102	79	23	3,659	4,404
(96)	—	—	—	—	—	—	—
—	149	—	—	—	—	—	—
3,909	3,537	14,151	3,938	4,813	2,028	13,312	5,241

(22)	—	—	—	—	—	—	—

5,696	3,833	18,734	5,040	4,892	2,051	16,971	9,645

$6,757	$4,794	$19,204	$5,310	$5,365	$2,162	$17,932	$10,168

SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2017	21

STATEMENTS OF CHANGES IN NET ASSETS ($ Thousands)

For the six months ended September 30, 2017 (Unaudited) and the year ended March 31, 2017

	Defensive Strategy Fund		Defensive Strategy Allocation Fund
	4/01/17 - 9/30/17	4/01/16 - 3/31/17	4/01/17 - 9/30/17	4/01/16 - 3/31/17
Operations:
Net investment income	$171	$362	$142	$253
Net realized gain (loss) from sales of affiliated funds	59	374	(35)	105
Net realized gain (loss) on foreign currency transactions	(7)	15	—	—
Capital gain distributions received from affiliated funds	—	161	29	318
Net change in unrealized appreciation (depreciation) from affiliated funds	152	(103)	158	238
Net change in unrealized appreciation (depreciation) on foreign currency translation	(2)	6	—	—
Net Increase in Net Assets Resulting from Operations	373	815	294	914
Dividends and Distributions From:
Net investment income:
Class F	(145)	(396)	(133)	(329)
Class D	N/A	N/A	N/A	N/A
Class I	(2)	(12)	N/A	N/A
Net realized gains:
Class F	—	—	—	(455)
Class D	N/A	N/A	N/A	N/A
Class I	—	—	N/A	N/A
Total Dividends and Distributions	(147)	(408)	(133)	(784)
Capital Share Transactions(1):
Class F
Proceeds from shares issued	2,303	8,395	577	2,190
Reinvestment of dividends & distributions	143	388	125	737
Cost of shares redeemed	(5,361)	(11,109)	(830)	(2,511)
Increase (Decrease) in Net Assets Derived from Class F Transactions	(2,915)	(2,326)	(128)	416
Class D
Proceeds from shares issued	N/A	N/A	N/A	N/A
Reinvestment of dividends & distributions	N/A	N/A	N/A	N/A
Cost of shares redeemed	N/A	N/A	N/A	N/A
Increase (Decrease) in Net Assets Derived from Class D Transactions	N/A	N/A	N/A	N/A
Class I
Proceeds from shares issued	32	331	N/A	N/A
Reinvestment of dividends & distributions	2	12	N/A	N/A
Cost of shares redeemed	(480)	(1,993)	N/A	N/A
Increase (Decrease) in Net Assets Derived from Class I Transactions	(446)	(1,650)	N/A	N/A
Increase (Decrease) in Net Assets Derived From Capital Share Transactions	(3,361)	(3,976)	(128)	416
Net Increase (Decrease) in Net Assets	(3,135)	(3,569)	33	546
Net Assets:
Beginning of Period	33,468	37,037	8,341	7,795
End of Period	$30,333	$33,468	$8,374	$8,341
Undistributed Net Investment Income
Included in Net Assets at End of Period	$90	$66	$125	$41

(1) For Capital share Transactions see footnote 4 in the notes to financial statements.

Amounts designated as “—” are $0 or have been rounded to $0.

N/A — Not applicable. Class D and Class I shares currently not offered.

The accompanying notes are an integral part of the financial statements.

22	SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2017

Conservative Strategy Fund		Conservative Strategy Allocation Fund		Moderate Strategy Fund		Moderate Strategy Allocation Fund
4/01/17 - 9/30/17	4/01/16 - 3/31/17	4/01/17 - 9/30/17	4/01/16 - 3/31/17	4/01/17 - 9/30/17	4/01/16 - 3/31/17	4/01/17 - 9/30/17	4/01/16 - 3/31/17

$515	$1,446	$687	$1,223	$1,061	$3,945	$961	$1,876
685	2,535	(101)	787	1,905	3,369	147	929
(20)	42	—	—	(96)	204	—	—
—	990	165	1,826	—	4,680	149	2,393
753	(951)	744	829	3,909	2,650	3,537	5,548
(5)	15	—	—	(22)	70	—	—
1,928	4,077	1,495	4,665	6,757	14,918	4,794	10,746

(432)	(1,695)	(639)	(1,599)	(839)	(5,742)	(909)	(2,282)
(4)	(45)	N/A	N/A	—	(61)	N/A	N/A
(13)	(69)	N/A	N/A	(10)	(101)	N/A	N/A

—	—	—	(3,861)	—	—	—	(5,049)
—	—	N/A	N/A	—	—	N/A	N/A
—	—	N/A	N/A	—	—	N/A	N/A
(449)	(1,809)	(639)	(5,460)	(849)	(5,904)	(909)	(7,331)

7,088	11,415	2,725	9,418	8,429	26,996	7,698	13,655
408	1,574	581	4,940	803	5,482	861	6,932
(9,415)	(23,797)	(5,244)	(11,057)	(22,230)	(58,108)	(10,833)	(19,637)
(1,919)	(10,808)	(1,938)	3,301	(12,998)	(25,630)	(2,274)	950

401	778	N/A	N/A	151	752	N/A	N/A
4	43	N/A	N/A	—	57	N/A	N/A
(579)	(2,064)	N/A	N/A	(615)	(508)	N/A	N/A
(174)	(1,243)	N/A	N/A	(464)	301	N/A	N/A

1,454	1,204	N/A	N/A	176	931	N/A	N/A
13	69	N/A	N/A	10	101	N/A	N/A
(1,131)	(1,603)	N/A	N/A	(910)	(3,357)	N/A	N/A
336	(330)	N/A	N/A	(724)	(2,325)	N/A	N/A
(1,757)	(12,381)	(1,938)	3,301	(14,186)	(27,654)	(2,274)	950
(278)	(10,113)	(1,082)	2,506	(8,278)	(18,640)	1,611	4,365

93,858	103,971	44,284	41,778	220,004	238,644	93,996	89,631
$93,580	$93,858	$43,202	$44,284	$211,726	$220,004	$95,607	$93,996

$291	$225	$216	$168	$808	$596	$212	$160

SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2017	23

STATEMENTS OF CHANGES IN NET ASSETS ($ Thousands) (Concluded)

For the six months ended September 30, 2017 (Unaudited) and the year ended March 31, 2017

	Aggressive Strategy Fund		Tax-Managed Aggressive Strategy Fund
	4/01/17 - 9/30/17	4/01/16 - 3/31/17	4/01/17 - 9/30/17	4/01/16 - 3/31/17
Operations:
Net investment income	$470	$2,909	$270	$703
Net realized gain (loss) from sales of affiliated funds	4,583	12,007	1,102	3,103
Capital gain distributions received from affiliated funds	—	3,507	—	79
Net change in unrealized appreciation from affiliated funds	14,151	11,920	3,938	4,284
Net Increase in Net Assets Resulting from Operations	19,204	30 ,343	5,310	8,169

Dividends and Distributions From:
Net investment income:
Class F	(442)	(4,483)	(266)	(786)
Class D	—	(244)	N/A	N/A
Class I	(14)	(393)	N/A	N/A
Net realized gains:
Class F	—	—	—	—
Class D	—	—	N/A	N/A
Class I	—	—	N/A	N/A
Total Dividends and Distributions	(456)	(5,120)	(266)	(786)

Capital Share Transactions(1):
Class F
Proceeds from shares issued	12,272	22,623	4,443	6,711
Reinvestment of dividends & distributions	421	4,163	257	758
Cost of shares redeemed	(22,411)	(60,098)	(2,655)	(7,544)
Increase (Decrease) in Net Assets Derived from Class F Transactions	(9,718)	(33,312)	2,045	(75)
Class D
Proceeds from shares issued	837	1,978	N/A	N/A
Reinvestment of dividends & distributions	—	241	N/A	N/A
Cost of shares redeemed	(4,883)	(810)	N/A	N/A
Increase (Decrease) in Net Assets Derived from Class D Transactions	(4,046)	1,409	N/A	N/A
Class I
Proceeds from shares issued	679	2,278	N/A	N/A
Reinvestment of dividends & distributions	15	393	N/A	N/A
Cost of shares redeemed	(6,207)	(8,450)	N/A	N/A
Increase (Decrease) in Net Assets Derived from Class I Transactions	(5,513)	(5,779)	N/A	N/A
Increase (Decrease) in Net Assets Derived From Capital Share Transactions	(19,277)	(37,682)	2,045	(75)
Net Increase (Decrease) in Net Assets	(529)	(12,459)	7,089	7,308

Net Assets:
Beginning of Period	251,578	264,037	64,802	57,494
End of Period	$251,049	$251,578	$71,891	$64,802
Undistributed Net Investment Income Included in Net Assets at End of Period	$36	$21	$23	$19

(1) For Capital share Transactions see footnote 4 in the notes to financial statements.

Amounts designated as ”—” are $0 or have been rounded to $0.

N/A —Not applicable. Class D and Class I shares currently not offered.

The accompanying notes are an integral part of the financial statements.

24	SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2017

Core Market Strategy Fund		Core Market Strategy Allocation Fund		Market Growth Strategy Fund		Market Growth Strategy Allocation Fund
4/01/17 - 9/30/17	4/01/16 - 3/31/17	4/01/17 - 9/30/17	4/01/16 - 3/31/17	4/01/17 - 9/30/17	4/01/16 - 3/31/17	4/01/17 - 9/30/17	4/01/16 - 3/31/17
$473	$1,592	$111	$310	$961	$4,043	$523	$1,437
79	(1,518)	23	1,867	3,659	9,176	4,404	8,300
—	1,821	—	35	—	4,610	—	161
4,813	6,987	2,028	1,335	13,312	12,180	5,241	6,790
5,365	8,882	2,162	3,547	17,932	30,009	10,168	16,688

(467)	(2,848)	(110)	(346)	(921)	(6,785)	(518)	(1,612)
N/A	N/A	N/A	N/A	—	(115)	N/A	N/A
—	(2)	N/A	N/A	(18)	(184)	N/A	N/A

—	(3,047)	—	—	—	—	—	—
N/A	N/A	N/A	N/A	—	—	N/A	N/A
—	(3)	N/A	N/A	—	—	N/A	N/A
(467)	(5,900)	(110)	(346)	(939)	(7,084)	(518)	(1,612)

4,437	14,774	2,093	4,182	13,025	24,816	4,892	10,931
417	4,754	100	327	883	6,298	489	1,524
(8,009)	(23,012)	(2,907)	(5,948)	(28,130)	(73,265)	(10,477)	(21,430)
(3,155)	(3,484)	(714)	(1,439)	(14,222)	(42,151)	(5,096)	(8,975)

N/A	N/A	N/A	N/A	212	698	N/A	N/A
N/A	N/A	N/A	N/A	—	111	N/A	N/A
N/A	N/A	N/A	N/A	(1,404)	(1,052)	N/A	N/A
N/A	N/A	N/A	N/A	(1,192)	(243)	N/A	N/A

7	94	N/A	N/A	322	840	N/A	N/A
—	5	N/A	N/A	18	184	N/A	N/A
(14)	(6)	N/A	N/A	(894)	(3,217)	N/A	N/A
(7)	93	N/A	N/A	(554)	(2,193)	N/A	N/A
(3,162)	(3,391)	(714)	(1,439)	(15,968)	(44,587)	(5,096)	(8,975)
1,736	(409)	1,338	1,762	1,025	(21,662)	4,554	6,101

106,501	106,910	26,980	25,218	301,243	322,905	128,414	122,313
$ 108,237	$106,501	$28,318	$26,980	$302,268	$301,243	$132,968	$128,414
$ 181	$175	$11	$10	$293	$271	$40	$35

SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2017	25

FINANCIAL HIGHLIGHTS

For the six months ended September 30, 2017 (Unaudited) and year ended March 31, 2017. For a Share Outstanding Throughout Each Period

	Net Asset Value, Beginning of Period	Net Investment Income*	Net Realized and Unrealized Gains (Losses) from Affiliated Funds*	Total from Operations	Dividends from Net Investment Income	Distributions from Realized Capital Gains	Total Dividends and Distributions	Net Asset Value, End of Period	Total Return†	Net Assets End of Period($ Thousands)	Ratio of Expenses to Average Net Assets**		Ratio of Expenses to Average Net Assets (Excluding Waivers)**	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate†
Defensive Strategy Fund
Class F
2017@	$9.83	$0.05	$0.07	$0.12	$(0.05)	$—	$(0.05)	$9.90	1.18%	$29,793	0.21%		0.57%	1.09%	5%
2017	9.71	0.10	0.14	0.24	(0.12)	—	(0.12)	9.83	2.44	32,489	0.23	(1)	0.64	1.05	69
2016	9.82	0.09	(0.08)	0.01	(0.12)	—	(0.12)	9.71	0.08	34,435	0.26	(1)	0.68	0.87	34
2015	9.74	0.08	0.13	0.21	(0.13)	—	(0.13)	9.82	2.17	34,720	0.13	‡	0.41	0.86	19
2014	9.80	0.09	(0.06)	0.03	(0.09)	—	(0.09)	9.74	0.36	38,819	0.11	‡	0.36	0.93	60
Class I
2017@	$9.66	$0.04	$0.06	$0.10	$(0.03)	$—	$(0.03)	$9.73	1.03%	$540	0.46%		0.82%	0.82%	5%
2017	9.55	0.06	0.14	0.20	(0.09)	—	(0.09)	9.66	2.09	979	0.48	(1)	0.90	0.61	69
2016	9.66	0.06	(0.08)	(0.02)	(0.09)	—	(0.09)	9.55	(0.19)	2,602	0.50	(1)	0.92	0.58	34
2015	9.59	0.06	0.12	0.18	(0.11)	—	(0.11)	9.66	1.90	3,735	0.38	‡	0.66	0.59	19
2014	9.64	0.06	(0.04)	0.02	(0.07)	—	(0.07)	9.59	0.21	5,058	0.36	‡	0.61	0.67	60
Defensive Strategy Allocation Fund
Class F
2017@	$14.54	$0.25	$0.26	$0.51	$(0.23)	$—	$(0.23)	$14.82	3.56%	$8,374	0.35%		0.57%	3.36%	8%
2017	14.31	0.46	1.21	1.67	(0.60)	(0.84)	(1.44)	14.54	12.15	8,341	0.37	(2)	0.63	3.17	30
2016	14.88	0.44	(0.48)	(0.04)	(0.53)	—	(0.53)	14.31	(0.19)	7,795	0.38	(2)	0.63	3.10	29
2015	13.86	0.40	1.13	1.53	(0.51)	—	(0.51)	14.88	11.19	9,803	0.16	‡	0.41	2.76	33
2014	12.98	0.39	0.99	1.38	(0.50)	—	(0.50)	13.86	10.83	10,290	0.11	‡	0.36	2.94	64
Conservative Strategy Fund
Class F
2017@	$10.49	$0.06	$0.16	$0.22	$(0.05)	$—	$(0.05)	$10.66	2.14%	$85,667	0.26%		0.57%	1.15%	7%
2017	10.26	0.16	0.27	0.43	(0.20)	—	(0.20)	10.49	4.22	86,219	0.28	(3)	0.63	1.52	55
2016	10.46	0.16	(0.13)	0.03	(0.23)	—	(0.23)	10.26	0.30	94,947	0.29	(3)	0.64	1.57	18
2015	10.31	0.15	0.20	0.35	(0.20)	—	(0.20)	10.46	3.40	106,515	0.14	‡	0.41	1.48	12
2014	10.25	0.16	0.08	0.24	(0.18)	—	(0.18)	10.31	2.39	118,163	0.11	‡	0.36	1.60	47
Class D
2017@	$10.48	$0.02	$0.16	$0.18	$(0.01)	$—	$(0.01)	$10.65	1.73%	$3,492	1.01%		1.32%	0.39%	7%
2017	10.24	0.08	0.28	0.36	(0.12)	—	(0.12)	10.48	3.55	3,609	1.02	(3)	1.38	0.79	55
2016	10.45	0.08	(0.14)	(0.06)	(0.15)	—	(0.15)	10.24	(0.56)	4,766	1.04	(3)	1.39	0.82	18
2015	10.31	0.07	0.20	0.27	(0.13)	—	(0.13)	10.45	2.59	5,321	1.01	‡	1.35	0.65	12
2014	10.26	0.08	0.06	0.14	(0.09)	—	(0.09)	10.31	1.41	5,186	1.04	‡	1.36	0.74	47
Class I
2017@	$10.67	$0.05	$0.16	$0.21	$(0.04)	$—	$(0.04)	$10.84	1.96%	$4,421	0.51%		0.82%	0.90%	7%
2017	10.42	0.13	0.29	0.42	(0.17)	—	(0.17)	10.67	4.09	4,030	0.53	(3)	0.88	1.23	55
2016	10.63	0.14	(0.15)	(0.01)	(0.20)	—	(0.20)	10.42	(0.06)	4,258	0.54	(3)	0.89	1.30	18
2015	10.47	0.13	0.21	0.34	(0.18)	—	(0.18)	10.63	3.25	4,940	0.39	‡	0.66	1.27	12
2014	10.41	0.14	0.07	0.21	(0.15)	—	(0.15)	10.47	2.09	5,389	0.36	‡	0.61	1.32	47

*	Per share calculations were performed using average shares.

**	The expense ratios do not include expenses of the underlying affiliated investment companies.

†	Returns and portfolio turnover rate are for the period indicated and have not been annualized. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

@	For the six month period ended September 30, 2017. All ratios for the period have been annualized.

‡	The expense ratio includes Trustee and Proxy fees that are not subject to any voluntary expense waiver or reimbursement agreement. Had the fees been excluded the ratios would have been 0.10%, 1.10%, and 0.35% for classes F, D, and I respectively.

(1)	The expense ratio includes Trustee and Proxy fees that are not subject to any voluntary expense waiver or reimbursement agreement. Had the fees been excluded the ratios would have been 0.21%, and 0.46% for classes F, and I, respectively.

(2)	The expense ratio includes Trustee and Proxy fees that are not subject to any voluntary expense waiver or reimbursement agreement. Had the fees been excluded the ratios would have been 0.35% for class F.

(3)	The expense ratio includes Trustee and Proxy fees that are not subject to any voluntary expense waiver or reimbursement agreement. Had the fees been excluded the ratios would have been 0.26%, 1.01%, and 0.51% for classes F, D, and I, respectively.

26	SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2017

	Net Asset Value, Beginning of Period	Net Investment Income*	Net Realized and Unrealized Gains (Losses) from Affiliated Funds*	Total from Operations	Dividends from Net Investment Income	Distributions from Realized Capital Gains	Total Dividends and Distributions	Net Asset Value, End of Period	Total Return†	Net Assets End of Period ($ Thousands)	Ratio of Expenses to Average Net Assets**		Ratio of Expenses to Average Net Assets (Excluding Waivers)**	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate†
Conservative Strategy Allocation Fund
Class F
2017@	$13.59	$0.21	$0.25	$0.46	$(0.20)	$—	$(0.20)	$13.85	3.40%	$43,202	0.35%		0.57%	3.11%	6%
2017	13.86	0.40	1.13	1.53	(0.52)	(1.28)	(1.80)	13.59	11.57	44,284	0.37	(1)	0.63	2.84	23
2016	14.73	0.39	(0.36)	0.03	(0.46)	(0.44)	(0.90)	13.86	0.41	41,778	0.36		0.62	2.78	24
2015	13.58	0.35	1.29	1.64	(0.49)	—	(0.49)	14.73	12.22	44,078	0.17	‡	0.41	2.47	25
2014	12.60	0.34	1.09	1.43	(0.45)	—	(0.45)	13.58	11.61	41,195	0.11	‡	0.36	2.64	64
Moderate Strategy Fund
Class F
2017@	$11.75	$0.06	$0.31	$0.37	$(0.05)	$—	$(0.05)	$12.07	3.14%	$204,778	0.31%		0.57%	0.99%	2%
2017	11.30	0.20	0.55	0.75	(0.30)	—	(0.30)	11.75	6.68	212,074	0.33	(2)	0.63	1.70	30
2016	11.69	0.20	(0.26)	(0.06)	(0.33)	—	(0.33)	11.30	(0.44)	229,030	0.33	(2)	0.62	1.78	15
2015	11.39	0.22	0.43	0.65	(0.35)	—	(0.35)	11.69	5.77	262,515	0.15	‡	0.41	1.89	14
2014	11.25	0.20	0.17	0.37	(0.23)	—	(0.23)	11.39	3.34	253,566	0.11	‡	0.36	1.76	47
Class D
2017@	$11.71	$0.01	$0.32	$0.33	$—	$—	$—	$12.04	2.82%	$3,276	1.06%		1.32%	0.23%	2%
2017	11.27	0.11	0.54	0.65	(0.21)	—	(0.21)	11.71	5.82	3,646	1.07	(2)	1.37	0.95	30
2016	11.66	0.13	(0.27)	(0.14)	(0.25)	—	(0.25)	11.27	(1.19)	3,215	1.08	(2)	1.38	1.10	15
2015	11.38	0.12	0.43	0.55	(0.27)	—	(0.27)	11.66	4.88	2,866	1.00	‡	1.35	1.00	14
2014	11.25	0.10	0.18	0.28	(0.15)	—	(0.15)	11.38	2.48	2,964	1.01	‡	1.36	0.93	47
Class I
2017@	$12.05	$0.05	$0.32	$0.37	$(0.03)	$—	$(0.03)	$12.39	3.08%	$3,672	0.56%		0.82%	0.74%	2%
2017	11.59	0.14	0.58	0.72	(0.26)	—	(0.26)	12.05	6.32	4,284	0.58	(2)	0.88	1.20	30
2016	11.98	0.17	(0.26)	(0.09)	(0.30)	—	(0.30)	11.59	(0.69)	6,399	0.58	(2)	0.88	1.41	15
2015	11.67	0.19	0.45	0.64	(0.33)	—	(0.33)	11.98	5.51	7,379	0.40	‡	0.66	1.57	14
2014	11.52	0.17	0.18	0.35	(0.20)	—	(0.20)	11.67	3.08	8,702	0.36	‡	0.61	1.46	47
Moderate Strategy Allocation Fund
Class F
2017@	$19.87	$0.20	$0.81	$1.01	$(0.19)	$—	$(0.19)	$20.69	5.13%	$95,607	0.35%		0.57%	1.99%	6%
2017	19.16	0.40	1.88	2.28	(0.48)	(1.09)	(1.57)	19.87	12.35	93,996	0.37	(1)	0.63	2.03	16
2016	19.71	0.38	(0.49)	(0.11)	(0.44)	—	(0.44)	19.16	(0.52)	89,631	0.36	(1)	0.63	1.98	15
2015	18.28	0.33	1.64	1.97	(0.54)	—	(0.54)	19.71	10.89	94,698	0.17	‡	0.41	1.74	18
2014	16.21	0.33	2.20	2.53	(0.46)	—	(0.46)	18.28	15.77	83,017	0.11	‡	0.36	1.93	41

*	Per share calculations were performed using average shares.

**	The expense ratios do not include expenses of the underlying affiliated investment companies.

†	Returns and portfolio turnover rate are for the period indicated and have not been annualized. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

@	For the six month period ended September 30, 2017. All ratios for the period have been annualized.

‡	The expense ratio includes Trustee and Proxy fees that are not subject to any voluntary expense waiver or reimbursement agreement. Had the fees been excluded the ratios would have been 0.10%, 1.10%, and 0.35% for classes F, D, and I respectively.

(1)	The expense ratio includes Trustee and Proxy fees that are not subject to any voluntary expense waiver or reimbursement agreement. Had the fees been excluded the ratios would have been 0.35% for class F.

(2)	The expense ratio includes Trustee and Proxy fees that are not subject to any voluntary expense waiver or reimbursement agreement. Had the fees been excluded the ratios would have been 0.31%, 1.06%, and 0.56% for classes F, D, and I, respectively.

SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2017	27

FINANCIAL HIGHLIGHTS (Concluded)

For the six months ended September 30, 2017 (Unaudited) and year ended March 31, 2017.

For a Share Outstanding Throughout Each Period

	Net Asset Value, Beginning of Period	Net Investment Income*	Net Realized and Unrealized Gains (Losses) from Affiliated Funds*	Total from Operations	Dividends from Net Investment Income	Distributions from Realized Capital Gains	Total Dividends and Distributions	Net Asset Value, End of Period	Total Return†	Net Assets End of Period($ Thousands)	Ratio of Expenses to Average Net Assets**	Ratio of Expenses to Average Net Assets (Excluding Waivers)**	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate†
Aggressive Strategy Fund
Class F

2017@	$13.71	$0.03	$1.05	$1.08	$(0.03)	$ —	$(0.03)	$14.76	7.88%	$219,756	0.35%	0.57%	0.44%	2%
2017	12.42	0.16	1.41	1.57	(0.28)	—	(0.28)	13.71	12.75	213,248	0.37(1)	0.63	1.21	19
2016	13.39	0.10	(0.80)	(0.70)	(0 .27)	—	(0.27)	12.42	(5.22)	224,985	0.37(1)	0.62	0.82	28
2015	12.93	0.17	0.67	0.84	(0.38)	—	(0.38)	13.39	6.58	260,917	0.16‡	0.41	1.25	21
2014	11.75	0.12	1.26	1.38	(0. 20)	—	(0.20)	12.93	11.83	264,665	0.11‡	0.36	0.99	50
Class D

2017@	$13.60	$(0.02)	$1.04	$1.02	$—	$ —	$—	$14.62	7.50%	$13,645	1.10%	1.32%	(0.33)%	2%
2017	12.35	0.07	1.39	1.46	(0.21)	—	(0.21)	13.60	11.91	16,610	1.11(1)	1.38	0.52	19
2016	13.33	0.01	(0.80)	(0.79)	(0.19)	—	(0.19)	12.35	(5.93)	13,756	1.12(1)	1.37	0.07	28
2015	12.90	0.06	0.67	0.73	(0.30)	—	(0.30)	13.33	5.74	14,130	0.94‡	1.35	0.46	21
2014	11.75	0.02	1.27	1.29	(0.14)	—	(0.14)	12.90	11.01	13,859	0.88‡	1.36	0.20	50
Class I

2017@	$13.35	$0.01	$1.03	$1.04	$(0.0)	$ —	$(0.01)	$14.38	7.80%	$17,648	0.60%	0.82%	0.18%	2%
2017	12.11	0.11	138	1.49	(0.25)	—	(0.25)	13.35	12.38	21,720	0.62(1)	0.88	0.84	19
2016	13.06	0.07	(0.78)	(0.71)	(0.24)	—	(0.24)	12.11	(5.44)	25,296	0.62(1)	0.87	0.53	28
2015	12.62	0.12	0.68	0.80	(0.36)	—	(0.36)	13.06	6.38	31,258	0.41‡	0.66	0.91	21
2014	11.48	0.09	1.23	1.32	(0.18)	—	(0.18)	12.62	11.55	39,367	0.36‡	0.61	0.74	50
Tax-Managed Aggressive Strategy Fund
Class F

2017@	$19.20	$0.08	$1.47	$1.55	$(0.08)	$ —	$(0.08)	$20.67	8.09%	$71,891	0.35%	0.57%	0.80%	3%
2017	16.99	0.21	2.24	2.45	(0.24)	—	(0.24)	19.20	14.51	64,802	0.37(2)	0.63	1.17	11
2016	18.12	0.18	(1.11)	(0.93)	(0.20)	—	(0.20)	16.99	(5.18)	57,494	0.36(2)	0.61	1.03	12
2015	17.13	0.17	1.00	1.17	(0.18)	—	(0.18)	18.12	6.85	63,755	0.16‡(2)	0.41	0.99	15
2014	14.52	0.17	2.63	2.80	(0.19)	—	(0.19)	17.13	19.39	59,744	0.11‡	0.36	1.10	37
Core Market Strategy Fund
Class F

2017@	$11.19	$0.05	$0.52	$0.57	$(0.05)	$ —	$(0.05)	$11.71	5.11%	$108,136	0.35%	0.57%	0.88%	3%
2017	10.90	0.17	0.75	0.92	(0.30)	(0.33)	(0.63)	11.19	8.65	106,398	0.37(3)	0.63	1.48	23
2016	11.66	0.14	(0.57)	(0.43)	(0.31)	(0.02)	(0.33)	10.90	(3.67)	106,899	0.36(3)	0.61	1.22	24
2015	11.36	0.18	0.42	0.60	(0. 30)	—	(0.30)	11 .66	5.37	116,725	0.16‡	0.41	1.53	20
2014	10.96	0.15	0.43	0.58	(0.18)	—	(0.18)	11.36	5.39	112,727	0.11‡	0.36	1.33	52
Class I

2017@	$12.13	$0.04	$0.56	$0.60	$(0.03)	$ —	$(0.03)	$12.70	4.99%	$101	0.60%	0.82%	0.62%	3%
2017	11.77	0.25	0.71	0.96	(0.2)	(0.33)	(0.60)	12.13	8.37	103	0.60(3)	0.86	2.05	23
2016	12.16	0.01	(0.25)	(0.24)	(0.13)	(0.02)	(0.15)	11.77	(2.00)	11	0.60(3)	0.86	0.12	24
2015	11.84	0.18	0.42	0.60	(0.28)	—	(0.28)	12.16	5.13	533	0.43‡	0.67	1.46	20
2014	11.42	0.14	0.44	0.58	(0.16)	—	(0.16)	11.84	5.10	323	0.36‡	0.61	1.18	52

*	Per share calculations were performed using average shares.

**	The expense ratios do not include expenses of the underlying affiliated investment companies.

†	Returns and portfolio turnover rate are for the period indicated and have not been annualized. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

@	For the six month period ended September 30, 2017. All ratios for the period have been annualized.

‡	The expense ratio includes Trustee and Proxy fees that are not subject to any voluntary expense waiver or reimbursement agreement. Had the fees been excluded the ratios would have been 0.10%, 1.10%, and 0.35% for classes F, D, and I respectively.

(1)	The expense ratio includes Trustee and Proxy fees that are not subject to any voluntary expense waiver or reimbursement agreement. Had the fees been excluded the ratios would have been 0.35%, 1.10% and 0.60% far classes F, D, and I, respectively.

(2)	The expense ratio includes Trustee and Proxy fees that are not subject to any voluntary expense waiver or reimbursement agreement. Had the fees been excluded the ratios would have been 0.35% for class F.

(3)	The expense ratio includes Trustee and Proxy fees that are not subject to any voluntary expense waiver or reimbursement agreement. Had the fees been excluded the ratio would have been 0.35% and 0.60% for class F and I, respectively.

28	SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2017

	Net Asset Value, Beginning of Period	Net Investment Income*	Net Realized and Unrealized Gains (Losses) from Affiliated Funds*	Total from Operations	Dividends from Net Investment Income	Total Dividends and Distributions	Net Asset Value, End of Period	Total Return†	Net Assets End of Period($ Thousands)	Ratio of Expenses to Average Net Assets**	Ratio of Expenses to Average Net Assets (Excluding Waivers)**	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate†
Core Market Strategy Allocation Fund
Class F

2017@	$17.42	$0.07	$1.33	$1.40	$(0.07)	$(0.07)	$18.75	8.07%	$28,318	0.35%	0.57%	0.80%	6%
2017	15.41	0.19	2.03	2.22	(0.21)	(0.21)	17.42	14.55	26,980	0.37(1)	0.63	1.18	15
2016	16.43	0.16	(1.00)	(0.84)	(0.18)	(0.18)	15.41	(5.16)	25,218	0.36	0.62	1.02	23
2015	15.53	0.16	0.90	1.06	(0.16)	(0.16)	16.43	6.86	26,896	0.17‡	0.41	0.99	15
2014	13.17	0.16	2.37	2.53	(0.17)	(0.17)	15.53	19.32	22,919	0.11‡	0.36	1.09	49
Market Growth Strategy Fund
Class F

2017@	$12.26	$0.04	$0.71	$0.75	$(0.04)	$(0.04)	$12.97	6.13%	$288,031	0.35%	0.57%	0.66%	2%
2017	11.40	0.16	0.98	1.14	(0.28)	(0.28)	12.26	10.15	286,089	0.37(2)	0.63	1.33	20
2016	12.21	0.11	(0.65)	(0.54)	(0.27)	(0.27)	11.40	(4.38)	306,490	0.36(2)	0.62	0.98	20
2015	11.91	0.16	0.49	0.65	(0.35)	(0.35)	12.21	5.49	360,251	0.16‡	0.41	1.31	20
2014	11.27	0.12	0.69	0.81	(0.17)	(0.17)	11.91	7.27	355,359	0.11‡	0.36	1.08	50
Class D

2017@	$12.20	$(0.01)	$0.71	$0.70	$—	$—	$12.90	5.74%	$5,635	1.10%	1.32%	(0.11)%	2%
2017	11.35	0.08	0.98	1.06	(0.21)	(0.21)	12.20	9.37	6,496	1.11(2)	1.38	0.66	20
2016	12.17	0.03	(0.66)	(0.63)	(0.19)	(0.19)	11.35	(5.18)	6,259	1.12(2)	1.37	0.26	20
2015	11.88	0.06	0.50	0.56	(0.27)	(0.27)	12.17	4.76	6,010	0.96‡	1.35	0.52	20
2014	11.27	0.03	0.68	0.71	(0.10)	(0.10)	11.88	6.37	7,391	0.94‡	1.36	0.25	50
Class I

2017@	$12.08	$0.03	$0.68	$0.71	$(0.02)	$(0.02)	$12.77	5.93%	$8,602	0.60%	0.82%	0.40%	2%
2017	11.23	0.11	0.99	1.10	(0.25)	(0.25)	12.08	9.94	8,658	0.62(2)	0.88	0.98	20
2016	12.04	0.08	(0.65)	(0.57)	(0.24)	(0.24)	11.23	(4.69)	10,156	0.61(2)	0.87	0.72	20
2015	11.75	0.12	0.49	0.61	(0.32)	(0.32)	12.04	5.27	13,163	0.41‡	0.66	0.99	20
2014	11.12	0.09	0.69	0.78	(0.15)	(0.15)	11.75	7.04	15,231	0.36‡	0.61	0.80	50
Market Growth Strategy Allocation Fund
Class F

2017@	$20.98	$0.09	$1.60	$1.69	$(0.09)	$(0.09)	$22.58	8.06%	$132,968	0.35%	0.57%	0.80%	3%
2017	18.56	0.23	2.45	2.68	(0.26)	(0.26)	20.98	14.55	128,414	0.37(1)	0.63	1.17	9
2016	19.79	0.20	(1.22)	(1.02)	(0.21)	(0.21)	18.56	(5.16)	122,313	0.35	0.61	1.03	13
2015	18.71	0.19	1.08	1.27	(0.19)	(0.19)	19.79	6.84	135,002	0.16‡	0.41	0.99	17
2014	15.86	0.19	2.87	3.06	(0.21)	(0.21)	18.71	19.37	126,112	0.11‡	0.36	1.10	34

*	Per share calculations were performed using average shares.

**	The expense ratios do not include expenses of the underlying affiliated investment companies.

†	Returns and portfolio turnover rate are for th e period indicated and have not been annualized. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

@	For the six month period ended September 30, 2017. All ratios for the period have been annualized.

‡	The expense ratio includes Trustee and Proxy fees that are not subject to any voluntary expense waiver or reimbursement agreement. Had the fees been excluded the ratios would have been 0.10%, 1.10%, and 0.35%for classes F, D, and I respectively.

(1)	The expense ratio includes Trustee and Proxy fees that are not subject to any voluntary expense waiver or reimbursement agreement. Had the fees been excluded the ratios would have been 0.35%for class F.

(2)	The expense ratio includes Trustee and Proxy fees that are not subject to any voluntary expense waiver or reimbursement agreement. Had the fees been excluded the ratios would have been 0.35%, 1.10% and 0.60% for classes F, D, and I, respectively.

The accompanying notes are an integral part of the financial statements.

SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2017	29

NOTES TO FINANCIAL STATEMENTS (Unaudited)

September 30, 2017

1. ORGANIZATION

SEI Asset Allocation Trust (the “Trust”) is organized as a Massachusetts Business Trust under a Declaration of Trust dated November 20, 1995. The Trust is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end investment company with twelve funds: Defensive Strategy Fund, Defensive Strategy Allocation Fund, Conservative Strategy Fund, Conservative Strategy Allocation Fund, Moderate Strategy Fund, Moderate Strategy Allocation Fund, Aggressive Strategy Fund, Tax- Managed Aggressive Strategy Fund, Core Market Strategy Fund, Core Market Strategy Allocation Fund, Market Growth Strategy Fund and Market Growth Strategy Allocation Fund (each a “Fund,” collectively the “Funds”). Each Fund is a “fund of funds” and offers shareholders the opportunity to invest in certain underlying affiliated investment companies, which are separately managed series of the following investment companies: SEI Daily Income Trust, SEI Institutional Managed Trust, and SEI Institutional International Trust. The Declaration of Trust permits the Trust to offer separate classes of shares in each Fund, as follows: Defensive Strategy Fund, Conservative Strategy Fund, Moderate Strategy Fund, Aggressive Strategy Fund, Core Market Strategy Fund and Market Growth Strategy Fund offer Class F (formerly Class A), Class D and Class I Shares; Defensive Strategy Allocation Fund, Conservative Strategy Allocation Fund, Moderate Strategy Allocation Fund, Tax-Managed Aggressive Strategy Fund, Core Market Strategy Allocation Fund, and Market Growth Strategy Allocation Fund offer Class F Shares. The assets of each Fund are segregated, and a shareholder’s interest is limited to the Fund in which shares are held. The Trust’s prospectuses provide a description of each Fund’s investment objective and strategies.

As of September 30, 2017, the Class D shares of Defensive Strategy Fund and Core Market Strategy Fund had not yet commenced operations.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies followed by the Funds.

Use of Estimates — The preparation of financial statements, in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets at the date of the financial statements, and the reported results of operations during the reporting period. Actual results could differ from those estimates.

Security Valuation — The assets of each Fund consist primarily of the investments in underlying affiliated investment companies, which are valued at their respective daily net asset values in accordance with Board-approved pricing procedures.

In accordance with U.S. GAAP, fair value is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three tier hierarchy has been established to maximize the use of observable and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing an asset. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 — quoted prices in active markets for identical investments

Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risks, etc.)

Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The valuation techniques used by the Funds to measure fair value during the six month period ended September 30, 2017 maximized the use of observable inputs and minimized the use of unobservable inputs.

During the six month period ended September 30, 2017, there were no significant changes to the Trust’s fair valuation methodologies. For details of the investment classification, reference the Schedules of Investments.

Security Transactions and Related Income — Security transactions are accounted for on trade date. Dividend income received from the affiliated funds is recognized on the ex-dividend date and is recorded as income distributions in the Statement of Operations. Capital gain distributions received from the affiliated funds are recognized on ex-dividend date and are recorded on the Statement of Operations as such. Costs used in determining realized gains and losses on the sales

30	SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2017

of investment securities are on the basis of specific identification.

Expenses — Expenses that are directly related to one of the Funds are charged directly to that Fund. Other operating expenses of the Trust are allocated to the Funds on the basis of relative daily net assets.

Expenses included in the accompanying financial statements reflect the expenses of each Fund and do not include any expenses associated with the underlying funds.

Classes — Class-specific expenses are borne by that class of shares. Income, realized and unrealized gains/ losses and non-class-specific expenses are allocated to the respective classes on the basis of relative daily net assets.

Dividends and Distributions to Shareholders — Dividends and distributions to shareholders which are determined in accordance with Federal tax regulations are recorded on the ex-dividend date. Distributions from net investment income are declared and paid to shareholders periodically for each Fund. Any net realized capital gain for each Fund is distributed to shareholders at least annually.

Forward Foreign Currency Contracts — To the extent consistent with its investment objective and strategies, a Fund may enter into forward foreign currency contracts as hedges against either specific transactions, fund positions or anticipated fund positions. A Fund may also engage in currency transactions to enhance that Fund’s returns. All commitments are “marked-to-market” daily at the applicable foreign exchange rate, and any resulting unrealized gains or losses are recorded currently. The Funds realize gains and losses at the time forward contracts are extinguished. Unrealized gains or losses on outstanding positions in forward foreign currency contracts held at the close of the period are recognized as ordinary income or loss for Federal income tax purposes. The Funds could be exposed to risk if the counterparties to the contracts are unable to meet the terms of the contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Finally, the risk exists that losses could exceed amounts disclosed on the Statements of Assets and Liabilities. It is the Funds’ policy to present the gross unrealized appreciation and gross unrealized depreciation of the forward foreign currency contracts separately on the Statements of Assets and Liabilities, as the Funds do not have a master netting agreement with the counterparty to the forward foreign currency contracts. As of September 30, 2017, the Funds did not hold any forward foreign currency contracts.

3. INVESTMENT ADVISORY, ADMINISTRATION AND DISTRIBUTION AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory, Administration and Distribution Agreements — SEI Investments Management Corporation (“SIMC”) serves as investment adviser (the “Adviser”) to each Fund. In connection with serving as Adviser, SIMC is entitled to a fee, which is calculated daily and paid monthly, based on each Fund’s average daily net assets.

SEI Investments Global Funds Services (the “Administrator”) provides the Trust with administrative and transfer agency services. For its services, the Administrator is entitled to a fee, which is calculated daily and paid monthly, based on the average daily net assets of each fund.

SEI Investments Distribution Co. (the “Distributor”), a wholly owned subsidiary of SEI Investments Company (“SEI”) and a registered broker-dealer, acts as the Distributor of the shares of the Trust. Pursuant to Rule 12b-1 under the 1940 Act, the Funds have adopted a distribution and shareholder services plan (the Distribution Plan) with respect to Class D Shares that allows Class D Shares to pay fees to service providers, based on average daily net assets of the Class D Shares, to compensate them for distribution services or shareholder services with respect to Class D Shares.

In addition, the Funds have adopted a shareholder services plan (the Service Plan) with respect to Class F, D and I Shares that allows such Shares to pay service providers a fee, based on average daily net assets of each respective Class of Shares, in connection with the ongoing servicing of shareholder accounts owning such Shares. The Funds have also adopted an administrative services plan and agreement (the “Administrative Service Plan”) with respect to Class I Shares that allows such Shares to pay service providers a fee, based on average daily net assets of the Class I Shares, in connection with ongoing administrative services for shareholder accounts owning such Shares.

The Funds’ Distribution, Service and Administrative Service Plans provide that distribution fees, shareholder service fees and administrative service fees, as applicable, will be paid to SEI Investments Distribution Co., which may then be used by SEI Investments Distribution Co. to compensate financial intermediaries for providing distribution, shareholder services or administrative services with respect to the Shares.

SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2017	31

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

September 30, 2017

The Adviser, Administrator and/or Distributor have voluntarily agreed to waive all or a portion of their fees in order to keep total annual fund operating expenses (exclusive of acquired fund fees and expenses, interest from borrowings, brokerage commissions, taxes, trustees fees, proxy fees and extraordinary expenses not incurred in the ordinary course of the Funds’ business)

at a specified level. These waivers and reimbursements are voluntary and the Funds’ Adviser, Administrator and/ or Distributor may discontinue all or part of any of these waivers at any time.

The Administrator, Distributor, and Adviser for the Trust serve in the same capacity for the underlying affiliated investment companies.

The following is a summary of annual fees payable to the Adviser, and Distributor and the voluntary expense limitations for each Fund:

	Advisory Fees	Shareholder Servicing Fees	Administrative Servicing Fees	Distribution Fees*	Voluntary Expense Limitations
Defensive Strategy Fund
Class F	0.10%	0.25%	—	—	0.21%
Class I	0.10%	0.25%	0.25%	—	0.46%
Defensive Strategy Allocation Fund
Class F	0.10%	0.25%	—	—	0.35%
Conservative Strategy Fund
Class F	0.10%	0.25%	—	—	0.26%
Class D	0.10%	0.25%	—	0.75%	1.01%
Class I	0.10%	0.25%	0.25%	—	0.51%
Conservative Strategy Allocation Fund
Class F	0.10%	0.25%	—	—	0.35%
Moderate Strategy Fund
Class F	0.10%	0.25%	—	—	0.31%
Class D	0.10%	0.25%	—	0.75%	1.06%
Class I	0.10%	0.25%	0.25%	—	0.56%
Moderate Strategy Allocation Fund
Class F	0.10%	0.25%	—	—	0.35%
Aggressive Strategy Fund
Class F	0.10%	0.25%	—	—	0.35%
Class D	0.10%	0.25%	—	0.75%	1.10%
Class I	0.10%	0.25%	0.25%	—	0.60%
Tax-Managed Aggressive Strategy Fund
Class F	0.10%	0.25%	—	—	0.35%
Core Market Strategy Fund
Class F	0.10%	0.25%	—	—	0.35%
Class I	0.10%	0.25%	0.25%	—	0.60%
Core Market Strategy Allocation Fund
Class F	0.10%	0.25%	—	—	0.35%
Market Growth Strategy Fund
Class F	0.10%	0.25%	—	—	0.35%
Class D	0.10%	0.25%	—	0.75%	1.10%
Class I	0.10%	0.25%	0.25%	—	0.60%
Market Growth Strategy Allocation Fund
Class F	0.10%	0.25%	—	—	0.35%

*	These payments are characterized as “compensation” and are not directly tied to expenses incurred by the Distributor. The payments the Distributor receives during any year may therefore be higher or lower than its actual expenses.

The following is a summary of annual fees payable to the Administrator:

	Contractual Fees as of January 1, 2017
	First $1.5 Billion	Next $500 Million	Next $500 Million	Next $500 Million	Over $3 Billion
Defensive Strategy Fund	0.150%	0.1375%	0.1250%	0.1125%	0.10%
Defensive Strategy Allocation Fund	0.150%	0.1375%	0.1250%	0.1125%	0.10%
Conservative Strategy Fund	0.150%	0.1375%	0.1250%	0.1125%	0.10%
Conservative Strategy Allocation Fund	0.150%	0.1375%	0.1250%	0.1125%	0.10%
Moderate Strategy Fund	0.150%	0.1375%	0.1250%	0.1125%	0.10%

32	SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2017

	Contractual Fees as of January 1, 2017
	First $1.5 Billion	Next $500 Million	Next $500 Million	Next $500 Million	Over $3 Billion
Moderate Strategy Allocation Fund	0.150%	0.1375%	0.1250%	0.1125%	0.10%
Aggressive Strategy Fund	0.150%	0.1375%	0.1250%	0.1125%	0.10%
Tax-Managed Aggressive Strategy Fund	0.150%	0.1375%	0.1250%	0.1125%	0.10%
Core Market Strategy Fund	0.150%	0.1375%	0.1250%	0.1125%	0.10%
Core Market Strategy Allocation Fund	0.150%	0.1375%	0.1250%	0.1125%	0.10%
Market Growth Strategy Fund	0.150%	0.1375%	0.1250%	0.1125%	0.10%
Market Growth Strategy Allocation Fund	0.150%	0.1375%	0.1250%	0.1125%	0.10%

lnterfund Lending — The SEC has granted an exemption that permits the Trust to participate in an interfund lending program (the “Program”) with existing or future investment companies registered under the 1940 Act that are advised by SIMC (the “SEI Funds”). The Program allows the SEI Funds to lend money to and borrow money from each other for temporary or emergency purposes. Participation in the Program is voluntary for both borrowing and lending funds. lnterfund loans may be made only when the rate of interest to be charged is more favorable to the lending fund than an investment in overnight repurchase agreements (“Repo Rate”), and more favorable to the borrowing fund than the rate of interest that would be charged by a bank for short-term borrowings (“Bank Loan Rate”). The Bank Loan Rate will be determined using a formula reviewed annually by the SEI Funds’ Board of Trustees. The interest rate imposed on inter fund loans is the average of the Repo Rate and the Bank Loan Rate. The Trust did not utilize the Program as of and for the six month period ended September 30, 2017.

Other — Certain officers and Trustees of the Trust are also officers and/or Directors of the Administrator, the Adviser and/or the Distributor. The Trust pays each unaffiliated Trustee an annual fee for attendance at quarterly, interim, and committee meetings. The Administrator or the Adviser pays compensation of officers and affiliated Trustees.

A portion of the services provided by the Chief Compliance Officer (“CCO”) and his staff, whom are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s Adviser and service providers.

4. CAPITAL SHARE TRANSACTIONS

Capital Share Transactions for the Funds were as follows (Thousands):

For the six month period ended September 30, 2017 (Unaudited) and the year ended March 31, 2017

	Defensive Strategy Fund		Defensive Strategy Allocation Fund		Conservative Strategy Fund		Conservative Strategy Allocation Fund

	4/01/17	4/01/16	4/01/16	4/01/16	4/01/17	4/01/16	4/01/17	4/01/16
	- 9/30/17	- 3/31/17	- 9/30/17	- 3/31/17	- 9/30/17	- 3/31/17	- 9/30/17	- 3/31/17

Shares Issued and Redeemed:
Class F:
Shares Issued	233	857	40	150	669	1,098	200	673
Shares Issued in Lieu of Cash Distributions	15	40	8	51	39	152	43	368
Shares Redeemed	(544)	(1,136)	(57)	(172)	(890)	(2,293)	(383)	(795)

Total Class F Transactions	(296)	(239)	(9)	29	(182)	(1,043)	(140)	246
Increase (Decrease) in Capital Shares	(342)	(410)	(9)	29	(168)	(1,195)	(140)	246

Class D:
Shares Issued	N/A	N/A	N/A	N/A	38	75	N/A	N/A
Shares Issued in Lieu of Cash Distributions	N/A	N/A	N/A	N/A	1	4	N/A	N/A
Shares Redeemed	N/A	N/A	N/A	N/A	(55)	(200)	N/A	N/A

Total Class D Transactions	N/A	N/A	N/A	N/A	(16)	(121)	N/A	N/A

Class I:
Shares Issued	3	34	N/A	N/A	134	115	N/A	N/A
Shares Issued in Lieu of Cash Distributions	—	1	N/A	N/A	1	7	N/A	N/A
Shares Redeemed	(49)	(206)	N/A	N/A	(105)	(153)	N/A	N/A

Total Class I Transactions	(46)	(171)	N/A	N/A	30	(31)	N/A	N/A

SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2017	33

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

September 30, 2017

	Moderate Strategy Fund		Moderate Strategy Allocation Fund		Aggressive Strategy Fund		Tax-Managed Aggressive Strategy Fund
	4/01/17	4/01/16	4/01/17	4/01/16	4/01/17	4/01/16	4/01/17	4/01/16
	- 9/30/17	- 3/31/17	- 9/30/17	- 3/31/17	- 9/30/17	- 3/31/17	- 9/30/17	- 3/31/17
Shares Issued and Redeemed:
Class F:
Shares Issued	707	2,333	383	695	868	1,730	223	371
Shares Issued in Lieu of Cash Distributions	68	478	43	359	30	321	13	43
Shares Redeemed	(1,864)	(5,017)	(534)	(1,002)	(1,568)	(4,603)	(133)	(423)
Total Class F Transactions	(1,089)	(2,206)	(108)	52	(670)	(2,552)	103	(9)
Increase (Decrease) in Capital Shares	(1,187)	(2,377)	(108)	52	(1,358)	(2,906)	103	(9)
Class D:
Shares Issued	13	65	N/A	N/A	60	153	N/A	N/A
Shares Issued in Lieu of Cash Distributions	–	5	N/A	N/A	–	19	N/A	N/A
Shares Redeemed	(52)	(44)	N/A	N/A	(348)	(64)	N/A	N/A
Total Class D Transactions	(39)	26	N/A	N/A	(288)	108	N/A	N/A
Class I:
Shares Issued	14	78	N/A	N/A	49	180	N/A	N/A
Shares Issued in Lieu of Cash Distributions	1	9	N/A	N/A	1	31	N/A	N/A
Shares Redeemed	(74)	(284)	N/A	N/A	(450)	(673)	N/A	N/A
Total Class I Transactions	(59)	(197)	N/A	N/A	(400)	(462)	N/A	N/A

	Core Market Strategy Fund		Core Market Strategy Allocation Fund		Market Growth Strategy Fund		Market Growth Strategy Allocation Fund
	4/01/17	4/01/16	4/01/17	4/01/16	4/01/17	4/01/16	4/01/17	4/01/16
	- 9/30/17	- 3/31/17	- 9/30/17	- 3/31/17	- 9/30/17	- 3/31/17	- 9/30/17	- 3/31/17
Shares Issued and Redeemed:
Class F:
Shares Issued	389	1,324	116	257	1,037	2,100	226	557
Shares Issued in Lieu of Cash Distributions	37	434	6	20	71	535	24	79
Shares Redeemed	(701)	(2,055)	(161)	(364)	(2,230)	(6,197)	(484)	(1,104)
Total Class F Transactions	(275)	(297)	(39)	(87)	(1,122)	(3,562)	(234)	(468)
Class D:
Shares Issued	N/A	N/A	N/A	N/A	17	60	N/A	N/A
Shares Issued in Lieu of Cash Distributions	N/A	N/A	N/A	N/A	—	9	N/A	N/A
Shares Redeemed	N/A	N/A	N/A	N/A	(112)	(88)	N/A	N/A
Total Class D Transactions	N/A	N/A	N/A	N/A	(95)	(19)	N/A	N/A
Class I:
Shares Issued	1	7	N/A	N/A	26	73	N/A	N/A
Shares Issued in Lieu of Cash Distributions	—	—	N/A	N/A	1	16	N/A	N/A
Shares Redeemed	(1)	—	N/A	N/A	(71)	(276)	N/A	N/A
Total Class ITransactions	—	7	N/A	N/A	(44)	(187)	N/A	N/A
Decrease in Capital Shares	(275)	(290)	(39)	(87)	(1,261)	(3,768)	(234)	(468)

Amounts designated as “—” are zero or have been rounded to zero.

N/A — Not applicable. Class D and Class I shares currently not offered.

34	SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2017

5. INVESTMENT TRANSACTIONS

The cost of security purchases and the proceeds from the sale of securities, other than temporary cash investments and futures, during the period ended September 30, 2017, were as follows ($ Thousands):

Total
Defensive Strategy Fund
Purchases	$1,497
Sales	4,688
Defensive Strategy Allocation Fund
Purchases	654
Sales	745
Conservative Strategy Fund
Purchases	6,614
Sales	8,335
Conservative Strategy Allocation Fund
Purchases	2,629
Sales	4,363
Moderate Strategy Fund
Purchases	4,508
Sales	18,602
Moderate Strategy Allocation Fund
Purchases	6,006
Sales	8,092
Aggressive Strategy Fund
Purchases	4,139
Sales	23,429
Tax-Managed Aggressive Strategy Fund
Purchases	4,298
Sales	2,255
Core Market Strategy Fund
Purchases	3,466
Sales	6,633
Core Market Strategy Allocation Fund
Purchases	1,786
Sales	2,501
Market Growth Strategy Fund
Purchases	6,463
Sales	22,438
Market Growth Strategy Allocation Fund
Purchases	3,961
Sales	9,064

6. FEDERAL TAX INFORMATION

It is each Fund’s intention to qualify as a regulated investment company for Federal income tax purposes and distribute all of its taxable income (including net capital gains). Accordingly, no provision for Federal income taxes is required.

Management has analyzed the Funds’ tax positions taken on federal income tax returns for all open tax years (current and prior three tax years) and has concluded that as of March 31, 2017, no provision for income tax is required in the Funds’ financial statements.

The Funds’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Reclassification of Components of Net Assets — The timing and characterization of certain income and capital gains distributions are determined annually in accordance with Federal tax regulations which may differ from accounting principles generally accepted in the United States of America. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, accumulated net realized gain (loss) or undistributed net investment income (loss), as appropriate, in the period that the differences arise.

Accordingly, the following permanent differences, primarily attributable to the re-classification of short-term capital gains received from affiliated funds, expiration of capital loss carryforward and foreign exchange gain/loss have been reclassified to/from the following accounts as of March 31, 2017 ($ Thousands):

	Undistributed Net Investment Income	Accumulated Net Realized Loss	Paid-in- Capital
Defensive Strategy Fund	$72	$1,702	$(1,774)
Defensive Strategy Allocation Fund	75	(75)	–
Conservative Strategy Fund	424	4,514	(4,938)
Conservative Strategy Allocation Fund	366	(366)	–
Moderate Strategy Fund	2,238	(2,238)	–
Moderate Strategy Allocation Fund	390	(390)	–
Aggressive Strategy Fund	2,203	13,044	(15,247)
Tax-Managed Aggressive Strategy Fund	79	–	(79)
Core Market Strategy Fund	1,232	(1,232)	–
Core Market Strategy Allocation Fund	35	(35)	–
Market Growth Strategy Fund	3,000	(3,000)	–
Market Growth Strategy Allocation Fund	161	(161)	–

These classifications have no impact on net assets or net asset value per share.

SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2017	35

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

September 30, 2017

The tax character of dividends and distributions declared during the years ended March 31, 2017 and March 31, 2016 were as follows ($ Thousands):

	Ordinary Income		Long-Term Capital Gains		Totals
	2017	2016	2017	2016	2017	2016
Defensive Strategy Fund	$408	$436	$–	$–	$408	$436
Defensive Strategy Allocation Fund	329	314	455	–	784	314
Conservative Strategy Fund	1,809	2,330	–	–	1,809	2,330
Conservative Strategy Allocation Fund	1,627	1,375	3,833	1,277	5,460	2,652
Moderate Strategy Fund	5,904	7,233	–	–	5,904	7,233
Moderate Strategy Allocation Fund	2,300	2,097	5,031	–	7,331	2,097
Aggressive Strategy Fund	5,120	5,890	–	–	5,120	5,890
Tax-Manage Aggressive Strategy Fund	786	675	–	–	786	675
Core Market Strategy Fund	2,850	3,029	3,050	190	5,900	3,219
Core Market Strategy Allocation Fund	346	289	–	–	346	289
Market Growth Strategy Fund	7,084	8,021	–	–	7,084	8,021
Market Growth Strategy Allocation Fund	1,612	1,436	–	–	1,612	1,436

As of March 31, 2017, the components of Distributable Earnings (Accumulated Losses) on a tax basis were as follows

($ Thousands):

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gain	Capital Loss Carryforwards	Other Temporary Differences	Unrealized Appreciation (Depreciation)	Total Distributable Earnings/ (Accumulated Losses)
Defensive Strategy Fund	$66	$—	$(1,584)	$(1)	$(397)	$(1,916)
Defensive Strategy Allocation Fund	40	183	—	—	149	372
Conservative Strategy Fund	232	—	(8,604)	(4)	(95)	(8,471)
Conservative Strategy Allocation Fund	169	1,122	—	—	3,969	5,260
Moderate Strategy Fund	617	—	(43,075)	(22)	1,638	(40,842)
Moderate Strategy Allocation Fund	177	1,770	—	(1)	16,596	18,542
Aggressive Strategy Fund	22	—	(65,339)	—	5,179	(60,138)
Tax-Managed Aggressive Strategy Fund	18	—	(9,235)	1	21,714	12,498
Core Market Strategy Fund	174	—	(738)	(1)	(768)	(1,333)
Core Market Strategy Allocation Fund	8	845	—	2	6,912	7,767
Market Growth Strategy Fund	270	—	(105,098)	—	921	(103,907)
Market Growth Strategy Allocation Fund	35	—	(13,305)	1	40,364	27,095

Post-October losses represent losses realized on investments from November 1, 2016 through March 31, 2017 that, in accordance with Federal income tax regulations, the Funds defer and treat as having arisen in the following fiscal year.

The Funds had capital loss carryforwards at March 31, 2017 as follows ($ Thousands):

	Years Expiring	Amounts
Defensive Strategy Fund	2019	$126
	2018	1,458

		$1,584

Conservative Strategy Fund	2019	$783
	2018	7,821

		$8,604

Moderate Strategy Fund	2019	$8,241
	2018	34,834

		$43,075

Aggressive Strategy Fund	2018	$65,339

Tax-Managed Aggressive Strategy Fund	2018	$9,235

Market Growth Strategy Fund	2019	$1,511
	2018	103,587

36	SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2017

	Years Expiring	Amounts
		$105,098

Market Growth Strategy Allocation Fund	2019	$1,087
	2018	12,218

		$13,305

For Federal income tax purposes, the capital loss carryforwards may be carried forward and applied against future capital gains. It is the Funds’ intent that they will not distribute any realized gain distributions until the carryforwards have been offset or expired. The Funds’ use of capital loss carryforwards acquired by the Moderate Strategy Fund, Aggressive Strategy Fund and Market Growth Strategy Fund are subject to annual limitations.

During the fiscal year ended March 31, 2017, the following Funds utilized capital loss carryforwards to offset capital gains ($ Thousands):

Utilized Capital Loss Carryfowards
Defensive Strategy Fund	$381
Conservative Strategy Fund	2,640
Moderate Strategy Fund	4,607
Aggressive Strategy Fund	12,064
Tax Managed Aggressive Strategy Fund	3,040
Core Market Strategy Fund	1,039
Market Growth Strategy Fund	8,833
Market Growth Strategy Allocation Fund	8,278

Under the recently enacted Regulated Investment Company Modernization Act of 2010, Funds will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

Losses carried forward under these new provisions are as follows:

	Short-Term Loss ($ Thousands)	Long-Term Loss ($ Thousands)	Total ($ Thousands)
Core Market Strategy Fund	$–	$738	$738

The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments held by the Funds at September 30, 2017, were as follows ($ Thousands):

	Federal Tax Cost	Appreciated Securities	Depreciated Securities	Net Unrealized Appreciation (Depreciation)
Defensive Strategy Fund	$30,453	$299	$(416)	$(117)
Defensive Strategy Allocation Fund	7,769	717	(111)	606
Conservative Strategy Fund	92,659	2,171	(1,236)	935
Conservative Strategy Allocation Fund	37,699	5,505	–	5,505
Moderate Strategy Fund	205,282	10,300	(3,820)	6,480
Moderate Strategy Allocation Fund	72,540	23,287	(208)	23,079
Aggressive Strategy Fund	227,191	25,183	(1,261)	23,922
Tax-Managed Aggressive Strategy Fund	46,092	25,935	(124)	25,811
Core Market Strategy Fund	101,567	7,657	(968)	6,689
Core Market Strategy Allocation Fund	19,207	9,148	(33)	9,115
Market Growth Strategy Fund	285,675	21,449	(4,791)	16,658
Market Growth Strategy Allocation Fund	86,168	47,377	(554)	46,823

7. INDEMNIFICATIONS

In the normal course of business, a Fund may enter into contracts that provide general indemnifications by a Fund to the counterparty of the contract. A Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against a Fund and, therefore, cannot be established; however, based on experience, management believes the risk of loss from such claims is considered remote.

8. CONCENTRATION RISK

The Underlying SEI Funds and other investment companies and exchange traded products in which the Funds invest may apply any of a variety of investment strategies and may invest in a broad range of asset classes, securities and other investments to attempt to achieve their designated investment goals. The foregoing is not intended to be a complete discussion of all risks associated with the investment strategies of the Funds. Please refer to each current prospectus for a discussion of the risks associated with investing in the Funds.

9. CONCENTRATION OF SHAREHOLDERS

SEI Private Trust Company (“SPTC”) and SIMC are subsidiaries of SEI Investments Company. As of September 30, 2017, SPTC held of record the following:

Defensive Strategy Allocation Fund - Class F	90.18%
Defensive Strategy Fund - Class F	75.61%
Conservative Strategy Fund - Class F	77.24%
Conservative Strategy Fund - Class D	64.72%
Moderate Strategy Allocation Fund - Class F	81.13%
Moderate Strategy Fund - Class F	87.83%
Moderate Strategy Fund - Class D	74.81%
Aggressive Strategy Fund - Class F	58.59%
Aggressive Strategy Fund - Class D	12.39%
Tax-Managed Aggressive Strategy Fund - Class F	96.49%
Core Market Strategy Allocation Fund - Class F	97.86%
Core Market Strategy Fund - Class F	81.90%
Market Growth Strategy Allocation Fund - Class F	95.48%
Market Growth Strategy Fund - Class F	81.13%
Market Growth Strategy Fund - Class D	22.16%

SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2017	37

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Concluded)

September 30, 2017

SPTC is not a direct service provider to the SEI Funds. However, SPTC performs a role in the comprehensive investment solution that SEI provides to investors. SPTC holds shares in the Funds as custodian for shareholders that are clients of independent registered investment advisers, financial planners, bank trust departments and other financial advisers. SPTC maintains omnibus accounts at the Fund’s transfer agent.

10.	REGULATORY MATTERS

In October 2016, the U.S. Securities and Exchange Commission adopted new rules and amended existing rules (together, final rules) intended to modernize the reporting and disclosure of information by registered investment companies. In part, the final rules amended Regulation S-X and require standardized, enhanced disclosures about derivatives in investment company financial statements, as well as other amendments. As of August 1, 2017, management has implemented the amendments to Regulation S-X, which did not have a material impact on the Fund’s financial statements and related disclosures or impact the Fund’s net assets or results of operations.

11.	SUBSEQUENT EVENTS

The Trust, on behalf of the Funds, has evaluated the need for disclosures and/or adjustments resulting from subsequent events. Based on this evaluation, no disclosures and/or adjustments were required to the financial statements through the date of issuance.

38	SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2017

DISCLOSURE OF FUND EXPENSES (Unaudited)

September 30, 2017

All mutual funds have operating expenses. As a shareholder of a fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from the fund’s gross income and directly reduce your final investment return. These expenses are expressed as a percentage of the fund’s average net assets; this percentage is known as the fund’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from April 1, 2017 to September 30, 2017.

The table on this page illustrates your fund’s costs in two ways:

•Actual fund return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

•Hypothetical 5% return. This section helps you compare your Fund’s costs with those of other mutual funds. It assumes that the fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expense Paid During Period” column with those that appear in the same charts in the shareholder reports for other funds.

NOTE: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment.

	Beginning Account Value 4/1/17	Ending Account Value 9/30/17	Annualized Expense Ratios	Expenses Paid During Period*
Defensive Strategy Fund
Actual Fund Return
Class F	$1,000.00	$1,011.80	0.21%	$1.07
Class I	1,000.00	1,010.30	0.46	2.32
Hypothetical 5% Return
Class F	$1,000.00	$1,024.01	0.21%	$1.07
Class I	1,000.00	1,022.76	0.46	2.34
Defensive Strategy Allocation Fund
Actual Fund Return
Class F	$1,000.00	$1,035.60	0.35%	$1.79
Hypothetical 5% Return
Class F	$1,000.00	$1,023.31	0.35%	$1.78

	Beginning Account Value 4/1/17	Ending Account Value 9/30/17	Annualized Expense Ratios	Expenses Paid During Period*
Conservative Strategy Fund
Actual Fund Return
Class F	$1,000.00	$1,021.40	0.26%	$1.32
Class D	1,000.00	1,017.30	1.01	5.11
Class I	1,000.00	1,019.60	0.51	2.59
Hypothetical 5% Return
Class F	$1,000.00	$1,023.76	0.26%	$1.33
Class D	1,000.00	1,019.75	1.01	5.12
Class I	1,000.00	1,022.50	0.51	2.59
Conservative Strategy Allocation Fund
Actual Fund Return
Class F	$1,000.00	$1,034.00	0.35%	$1.79
Hypothetical 5% Return
Class F	$1,000.00	$1,023.31	0.35%	$1.78

SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2017	39

DISCLOSURE OF FUND EXPENSES(Unaudited) (Concluded)

September 30, 2017

	Beginning Account Value 4/1/17	Ending Account Value 9/30/17	Annualized Expense Ratios	Expenses Paid During Period*
Moderate Strategy Fund
Actual Fund Return
Class F	$1,000.00	$1,031.40	0.31%	$1.59
Class D	1,000.00	1,028.20	1.06	5.40
Class I	1,000.00	1,030.80	0.56	2.86
Hypothetical 5% Return
Class F	$1,000.00	$1,023.51	0.31%	$1.58
Class D	1,000.00	1,019.75	1.06	5.37
Class I	1,000.00	1,022.25	0.56	2.85
Moderate Strategy Allocation Fund
Actual Fund Return
Class F	$1,000.00	$1,051.30	0.35%	$1.81
Hypothetical 5% Return
Class F	$1,000.00	$1,023.31	0.35%	$1.78
Aggressive Strategy Fund
Actual Fund Return
Class F	$1,000.00	$1,078.80	0.35%	$1.83
Class D	1,000.00	1,075.00	1.10	5.73
Class I	1,000.00	1,078.00	0.60	3.13
Hypothetical 5% Return
Class F	$1,000.00	$1,023.31	0.35%	$1.78
Class D	1,000.00	1,019.55	1.10	5.58
Class I	1,000.00	1,022.05	0.60	3.05
Tax-Managed Aggressive Strategy Fund
Actual Fund Return
Class F	$1,000.00	$1,080.90	0.35%	$1.83
Hypothetical 5% Return
Class F	$1,000.00	$1,023.31	0.35%	$1.78
Core Market Strategy Fund
Actual Fund Return
Class F	$1,000.00	$1,051.10	0.35%	$1.81
Class I	1,000.00	1,049.90	0.60	3.09
Hypothetical 5% Return
Class F	$1,000.00	$1,023.31	0.35%	$1.78
Class I	1,000.00	1,022.05	0.60	3.05
Core Market Strategy Allocation Fund
Actual Fund Return
Class F	$1,000.00	$1,080.70	0.35%	$1.83
Hypothetical 5% Return
Class F	$1,000.00	$1,023.31	0.35%	$1.78
Market Growth Strategy Fund
Actual Fund Return
Class F	$1,000.00	$1,061.30	0.35%	$1.82
Class D	1,000.00	1,057.40	1.10	5.68
Class I	1,000.00	1,059.30	0.60	3.10
Hypothetical 5% Return
Class F	$1,000.00	$1,023.31	0.35%	$1.78
Class D	1,000.00	1,019.55	1.10	5.58
Class I	1,000.00	1,022.05	0.60	3.05

	Beginning Account Value 4/1/17	Ending Account Value 9/30/17	Annualized Expense Ratios	Expenses Paid During Period*
Market Growth Strategy Allocation Fund
Actual Fund Return
Class F	$1,000.00	$1,080.60	0.35%	$1.83
Hypothetical 5% Return
Class F	$1,000.00	$1,023.31	0.35%	$1.78

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period shown).

40	SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2017

SEI ASSET ALLOCATION TRUST SEMI-ANNUAL REPORT SEPTEMBER 30, 2017

Robert A. Nesher, Chairman

Trustees

William M. Doran

George J. Sullivan, Jr.

Nina Lesavoy

James M. Williams

Mitchell A. Johnson

Hubert L. Harris, Jr.

Susan C. Cote

Officers

Robert A. Nesher

President and Chief Executive Officer

James J. Hoffmayer

Controller and Chief Financial Officer

Glenn R. Kurdziel

Assistant Controller

Russell Emery

Chief Compliance Officer

Timothy D. Barto

Vice President, Secretary

Aaron Buser

Vice President, Assistant Secretary

David McCann

Vice President, Assistant Secretary

Stephen G. MacRae

Vice President

Bridget E. Sudall

Anti-Money Laundering Compliance Officer

Privacy Officer

Investment Adviser

SEI Investments Management Corporation

Administrator

SEI Investments Global Funds Services

Distributor

SEI Investments Distribution Co.

Legal Counsel

Morgan, Lewis & Bockius LLP

Independent Registered Public Accounting Firm

KPMG LLP

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Trust and must be preceded or accompanied by a current prospectus. Shares of the Funds are not deposits or obligations of, or guaranteed or endorsed by, any bank. The shares are not federally insured by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board, or any other government agency. Investment in the shares involves risk, including the possible loss of principal.

For more information call

1 800 DIAL SEI

(1 800 342 5734)

1 Freedom Valley Drive, P.O. Box 1100, Oaks, PA 19456

SEI-F-118 (9/17)

Item 2.	Code of Ethics.

Not applicable for semi-annual report.

Item 3.	Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4.	Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Schedule of Investments.

Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees (the “Board”). The Registrant has a standing Governance Committee (the “Committee”) currently consisting of the Independent Trustees. The Committee is responsible for evaluating and recommending nominees for election to the Board. Pursuant to the Committee’s Charter, adopted on June 18, 2004, as amended, the Committee will review all shareholder recommendations for nominations to fill vacancies on the Board if such recommendations are submitted in writing and addressed to the Committee at the Registrant’s office.

Item 11.	Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Items 12.	Disclosure of Securities Lending Activities for Closed-End management Investment Companies.

Not applicable.

Items 13.	Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the 1940 Act, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SEI Asset Allocation Trust

By:	/s/ Robert A. Nesher
Robert A. Nesher, President and CEO

Date: December 8, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Robert A. Nesher
Robert A. Nesher, President and CEO

Date: December 8, 2017

By:	/s/ James Hoffmayer
James Hoffmayer, Controller and CFO

Date: December 8, 2017